     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2014

                                                             FILE NO. 333-105267

                                                                       811-07426

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 13                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 394                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on August 1, 2014, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 13, by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-105267), as filed on April 25, 2014.

A Supplement to the Prospectus, dated August 1, 2014, is included in Part A of this Post-Effective Amendment.

A supplement to the Statement of Additional Information, dated August 1, 2014, is included in Part B of this Post Effective Amendment.

                                     PART A

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             VARIABLE ANNUITY PRODUCT PROSPECTUS DATED MAY 1, 2014

A Special Meeting (the "MEETING") of Shareholders of the "MERGING FUND" (identified in the chart below), a series of Hartford Series Fund, Inc., will take place on or about September 15, 2014. At the Meeting, Shareholders of the Merging Fund will vote on a proposed Agreement and Plan of Reorganization ("REORGANIZATION PLAN"). If approved at the Meeting, pursuant to the Reorganization Plan, the Merging Fund will be reorganized (merged) into a corresponding series of the HIMCO Variable Insurance Trust (identified in the chart below as the "ACQUIRING FUND"). HIMCO Variable Insurance Trust is a newly organized open-end management investment company (a mutual fund) that is affiliated with Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Hartford Series Fund, Inc., Hartford Investment Management Company and Hartford Securities Distribution, LLC.

                MERGING FUND                                  ACQUIRING FUND
--------------------------------------------------------------------------------------------
 Hartford Index HLS Fund Class IB              HIMCO VIT Index Fund Class IB

The Board of Directors of Hartford Series Fund, Inc. has set a record date of June 24, 2014 ("RECORD DATE"). Shareholders of the Merging Fund on the Record Date are entitled to notice of and to vote at the Meeting. Contract Owners with Contract Value allocated to the Merging Fund as of the Record Date will receive notice of the Meeting, a Proxy Statement/Prospectus and a voting instruction card. The Proxy Statement/Prospectus will set forth information about the proposed merger. The Acquiring Fund and its corresponding Merging Fund have the same investment objective and investment strategies.

PROPOSED REORGANIZATION

With regard to the reorganization, if the Reorganization Plan is approved, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on October 16, 2014.

Effective as of the close of business on or about October 17, 2014, for the Reorganization Plan that is approved:

- all assets and liabilities of the Merging Fund Sub-Account will be transferred into the Acquiring Fund Sub-Account;

- Shareholders of the Merging Fund Sub-Account will receive shares of the same class of the Acquiring Fund Sub-Account that are equal in value to the shares of the Merging Fund Sub-Account held by the shareholder;

- If any of your Contract Value is invested in the Merging Fund Sub-Account that Contract Value will be automatically merged into the Acquiring Fund Sub-Account;

- If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract;

- any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account; and

- unless you direct us otherwise, if you are enrolled in any Automatic Income, DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

If the Reorganization Plan is approved, effective on or about October 20, 2014, all references and information contained in the prospectus for your Contract related to the Merging Fund Sub-Account are deleted and replaced with the Acquiring Fund Sub-Account.

ADDITIONAL FUND INVESTMENT OPTION

The Acquiring Fund will not be available for allocations of new Premium Payments or transfers of Contract Value until the merger, if approved, is complete. If the merger is approved, the Acquiring Fund Sub-Account will become available as an investment option for allocations of new Premium Payments and transfers of Contract Value effective October 20, 2014. The investment adviser for the Acquiring Fund is Hartford Investment Management Company. Additional information on the Acquiring Fund will be available in the Acquiring Fund's prospectus.

THE DEFINITION OF "OUR WEBSITE" IN THE GLOSSARY/DEFINITION SECTION OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH:

OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford.com/annuities prior to December 31, 2014.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7564

                                     PART B

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

THE EXPERTS SECTION IS DELETED AND REPLACED WITH THE FOLLOWING:

EXPERTS

The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-7576

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     WELLS FARGO
                                              INVESCO V.I.           ADVANTAGE VT
                                                  MONEY                 OMEGA
                                               MARKET FUND           GROWTH FUND
                                             SUB-ACCOUNT (1)         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              33,630,634               231,336
                                               ===========            ==========
  Cost                                         $33,630,634            $4,797,139
                                               ===========            ==========
  Market value                                 $33,630,634            $7,468,211
 Due from Sponsor Company                           86,188                    --
 Receivable from fund shares sold                       --                   368
 Other assets                                           --                    --
                                               -----------            ----------
 Total assets                                   33,716,822             7,468,579
                                               -----------            ----------
LIABILITIES:
 Due to Sponsor Company                                 --                   368
 Payable for fund shares purchased                  86,188                    --
 Other liabilities                                       1                    --
                                               -----------            ----------
 Total liabilities                                  86,189                   368
                                               -----------            ----------
NET ASSETS:
 For contract liabilities                      $33,630,633            $7,468,211
                                               ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   3,378,119             1,179,880
 Minimum unit fair value #*                      $9.852873             $1.212949
 Maximum unit fair value #*                      $9.954980            $26.134227
 Contract liability                            $33,470,679            $7,387,990
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      16,102                13,181
 Minimum unit fair value #*                      $9.916921             $1.342585
 Maximum unit fair value #*                      $9.934467            $19.334079
 Contract liability                               $159,954               $80,221

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Funded as of July 15, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                   HARTFORD       HARTFORD
                                    HARTFORD        TOTAL         CAPITAL
                                    BALANCED     RETURN BOND    APPRECIATION
                                    HLS FUND       HLS FUND       HLS FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   60,258,525    63,429,640      40,826,431
                                 ==============  ============  ==============
  Cost                           $1,165,282,406  $709,923,801  $1,551,427,836
                                 ==============  ============  ==============
  Market value                   $1,516,791,642  $718,141,402  $2,431,183,421
 Due from Sponsor Company                    --            --              --
 Receivable from fund shares
  sold                                1,022,155       370,103       2,239,633
 Other assets                                26            17              --
                                 --------------  ------------  --------------
 Total assets                     1,517,813,823   718,511,522   2,433,423,054
                                 --------------  ------------  --------------
LIABILITIES:
 Due to Sponsor Company               1,022,155       370,103       2,239,633
 Payable for fund shares
  purchased                                  --            --              --
 Other liabilities                           --            --             114
                                 --------------  ------------  --------------
 Total liabilities                    1,022,155       370,103       2,239,747
                                 --------------  ------------  --------------
NET ASSETS:
 For contract liabilities        $1,516,791,668  $718,141,419  $2,431,183,307
                                 ==============  ============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      440,552,217   290,182,623     408,162,755
 Minimum unit fair value #*           $1.297828     $1.384848       $1.874874
 Maximum unit fair value #*          $18.702392    $15.970962      $23.091780
 Contract liability              $1,487,026,771  $710,330,254  $2,406,483,112
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #        5,754,010     2,379,553       2,458,266
 Minimum unit fair value #*           $1.428188     $1.720504       $2.056708
 Maximum unit fair value #*           $7.070250     $4.038884      $19.189820
 Contract liability                 $29,764,897    $7,811,165     $24,700,195

                                    HARTFORD
                                    DIVIDEND           HARTFORD          HARTFORD
                                   AND GROWTH       GLOBAL RESEARCH     HEALTHCARE
                                    HLS FUND           HLS FUND          HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   58,837,000         2,562,253         2,867,825
                                 ==============       ===========       ===========
  Cost                             $993,679,946       $25,000,098       $39,463,121
                                 ==============       ===========       ===========
  Market value                   $1,590,714,146       $34,309,260       $72,947,202
 Due from Sponsor Company                    --                --                --
 Receivable from fund shares
  sold                                  565,783            67,364            68,396
 Other assets                                43                 1                 3
                                 --------------       -----------       -----------
 Total assets                     1,591,279,972        34,376,625        73,015,601
                                 --------------       -----------       -----------
LIABILITIES:
 Due to Sponsor Company                 565,783            67,364            68,396
 Payable for fund shares
  purchased                                  --                --                --
 Other liabilities                           --                --                --
                                 --------------       -----------       -----------
 Total liabilities                      565,783            67,364            68,396
                                 --------------       -----------       -----------
NET ASSETS:
 For contract liabilities        $1,590,714,189       $34,309,261       $72,947,205
                                 ==============       ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      458,624,118         2,624,166        17,972,464
 Minimum unit fair value #*           $1.702063        $12.268491         $3.468542
 Maximum unit fair value #*          $19.804986        $21.393844        $25.385924
 Contract liability              $1,573,584,841       $34,053,880       $72,194,420
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #        3,723,214            19,453           191,129
 Minimum unit fair value #*           $2.204009        $12.892685         $3.838392
 Maximum unit fair value #*           $5.614361        $13.315611         $4.137316
 Contract liability                 $17,129,348          $255,381          $752,785

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                           HARTFORD
                                            HARTFORD     DISCIPLINED
                                          GLOBAL GROWTH     EQUITY
                                            HLS FUND       HLS FUND
                                           SUB-ACCOUNT   SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           7,972,770     13,224,991
                                          ============   ============
  Cost                                    $124,317,247   $159,686,804
                                          ============   ============
  Market value                            $177,587,824   $242,350,432
 Due from Sponsor Company                           --             --
 Receivable from fund shares sold               78,612        255,676
 Other assets                                       --             10
                                          ------------   ------------
 Total assets                              177,666,436    242,606,118
                                          ------------   ------------
LIABILITIES:
 Due to Sponsor Company                         78,612        255,676
 Payable for fund shares purchased                  --             --
 Other liabilities                                   8             --
                                          ------------   ------------
 Total liabilities                              78,620        255,676
                                          ------------   ------------
NET ASSETS:
 For contract liabilities                 $177,587,816   $242,350,442
                                          ============   ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              93,822,524    132,599,162
 Minimum unit fair value #*                  $1.009732      $1.274769
 Maximum unit fair value #*                 $21.137531     $21.573998
 Contract liability                       $176,171,597   $240,328,686
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 656,322      1,078,004
 Minimum unit fair value #*                  $1.117706      $1.411031
 Maximum unit fair value #*                  $2.582483      $2.055902
 Contract liability                         $1,416,219     $2,021,756

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     HARTFORD
                                       HARTFORD       GROWTH        HARTFORD
                                        GROWTH     OPPORTUNITIES   HIGH YIELD
                                       HLS FUND      HLS FUND       HLS FUND
                                     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      7,580,871     3,868,051     24,685,358
                                     ============  ============   ============
  Cost                                $82,210,361   $95,329,730   $224,625,854
                                     ============  ============   ============
  Market value                       $131,529,081  $155,681,963   $218,336,547
 Due from Sponsor Company                      --            --             --
 Receivable from fund shares sold          73,565        63,230        144,754
 Other assets                                  --            12             --
                                     ------------  ------------   ------------
 Total assets                         131,602,646   155,745,205    218,481,301
                                     ------------  ------------   ------------
LIABILITIES:
 Due to Sponsor Company                    73,565        63,230        144,754
 Payable for fund shares purchased             --            --             --
 Other liabilities                             13            --             11
                                     ------------  ------------   ------------
 Total liabilities                         73,578        63,230        144,765
                                     ------------  ------------   ------------
NET ASSETS:
 For contract liabilities            $131,529,068  $155,681,975   $218,336,536
                                     ============  ============   ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         69,953,084    61,654,389     97,711,710
 Minimum unit fair value #*             $1.678947     $2.136302      $1.794843
 Maximum unit fair value #*            $21.762633    $23.687687     $20.661628
 Contract liability                  $130,851,133  $154,664,125   $216,036,814
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #            351,024       416,262      1,061,830
 Minimum unit fair value #*             $1.847868     $2.351165      $1.986597
 Maximum unit fair value #*             $1.970487     $2.610258      $2.263745
 Contract liability                      $677,935    $1,017,850     $2,299,722

                                                     HARTFORD           HARTFORD
                                       HARTFORD    INTERNATIONAL     SMALL/MID CAP
                                        INDEX      OPPORTUNITIES         EQUITY
                                       HLS FUND      HLS FUND           HLS FUND
                                     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      5,991,693    33,604,287          5,066,478
                                     ============  ============       ============
  Cost                               $141,276,366  $390,662,554        $42,356,983
                                     ============  ============       ============
  Market value                       $230,667,159  $506,821,786        $57,071,139
 Due from Sponsor Company                      --            --                 --
 Receivable from fund shares sold         199,239       323,034             14,255
 Other assets                                  --            --                  1
                                     ------------  ------------       ------------
 Total assets                         230,866,398   507,144,820         57,085,395
                                     ------------  ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   199,239       323,034             14,255
 Payable for fund shares purchased             --            --                 --
 Other liabilities                              5            43                 --
                                     ------------  ------------       ------------
 Total liabilities                        199,244       323,077             14,255
                                     ------------  ------------       ------------
NET ASSETS:
 For contract liabilities            $230,667,154  $506,821,743        $57,071,140
                                     ============  ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         68,184,924   230,795,214          3,627,795
 Minimum unit fair value #*             $1.178641     $1.229793         $14.851658
 Maximum unit fair value #*            $20.445666    $18.358414         $27.008009
 Contract liability                  $226,770,032  $502,550,166        $56,868,389
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #            639,522     1,420,678             12,763
 Minimum unit fair value #*             $1.304628     $1.340916         $15.836781
 Maximum unit fair value #*             $7.353590     $3.333604         $16.258339
 Contract liability                    $3,897,122    $4,271,577           $202,751

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD        HARTFORD
                                              MIDCAP       MIDCAP VALUE
                                             HLS FUND        HLS FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             7,874,185      17,237,588
                                          ==============  ==============
  Cost                                      $124,615,283    $176,882,849
                                          ==============  ==============
  Market value                              $297,965,869    $266,783,673
 Due from Sponsor Company                             --              --
 Receivable from fund shares sold                124,233         212,071
 Other assets                                         --               1
                                          --------------  --------------
 Total assets                                298,090,102     266,995,745
                                          --------------  --------------
LIABILITIES:
 Due to Sponsor Company                          124,233         212,071
 Payable for fund shares purchased                    --              --
 Other liabilities                                    27              --
                                          --------------  --------------
 Total liabilities                               124,260         212,071
                                          --------------  --------------
NET ASSETS:
 For contract liabilities                   $297,965,842    $266,783,674
                                          ==============  ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                48,971,690     100,452,200
 Minimum unit fair value #*                    $2.406235       $2.319034
 Maximum unit fair value #*                   $24.207558      $27.220418
 Contract liability                         $294,096,739    $264,259,755
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   585,434         939,195
 Minimum unit fair value #*                    $2.623746       $2.561229
 Maximum unit fair value #*                    $6.938876       $2.868501
 Contract liability                           $3,869,103      $2,523,919

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                HARTFORD                  HARTFORD                  HARTFORD
                                            ULTRASHORT BOND            SMALL COMPANY            SMALLCAP GROWTH
                                                HLS FUND                  HLS FUND                  HLS FUND
                                            SUB-ACCOUNT (2)             SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               18,529,341                 7,949,771                 4,915,852
                                             ==============            ==============            ==============
  Cost                                         $185,293,095              $111,411,887               $95,704,610
                                             ==============            ==============            ==============
  Market value                                 $185,222,128              $208,255,207              $159,354,870
 Due from Sponsor Company                                --                        --                        --
 Receivable from fund shares sold                   123,746                   295,830                    84,283
 Other assets                                            25                         9                        --
                                             --------------            --------------            --------------
 Total assets                                   185,345,899               208,551,046               159,439,153
                                             --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                             123,746                   295,830                    84,283
 Payable for fund shares purchased                       --                        --                        --
 Other liabilities                                       --                        --                         7
                                             --------------            --------------            --------------
 Total liabilities                                  123,746                   295,830                    84,290
                                             --------------            --------------            --------------
NET ASSETS:
 For contract liabilities                      $185,222,153              $208,255,216              $159,354,863
                                             ==============            ==============            ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  136,025,845                70,350,663                61,326,565
 Minimum unit fair value #*                       $0.894609                 $1.331467                 $2.217374
 Maximum unit fair value #*                       $8.937073                $24.197305                $30.343012
 Contract liability                            $183,391,309              $206,422,846              $158,298,211
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    1,057,581                   514,841                   414,128
 Minimum unit fair value #*                       $1.041762                 $1.451913                 $2.440417
 Maximum unit fair value #*                       $1.959935                 $4.144359                 $2.698385
 Contract liability                              $1,830,844                $1,832,370                $1,056,652

                                                                HARTFORD
                                           HARTFORD         U.S. GOVERNMENT          HARTFORD
                                            STOCK              SECURITIES             VALUE
                                           HLS FUND             HLS FUND             HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          14,367,652           21,817,393           17,618,880
                                        ==============       ==============       ==============
  Cost                                    $535,741,359         $238,316,432         $179,610,815
                                        ==============       ==============       ==============
  Market value                            $834,255,090         $224,780,069         $271,102,886
 Due from Sponsor Company                           --                   --                   --
 Receivable from fund shares sold              744,778              146,555              189,084
 Other assets                                       --                    2                   21
                                        --------------       --------------       --------------
 Total assets                              834,999,868          224,926,626          271,291,991
                                        --------------       --------------       --------------
LIABILITIES:
 Due to Sponsor Company                        744,778              146,555              189,084
 Payable for fund shares purchased                  --                   --                   --
 Other liabilities                                  15                   --                   --
                                        --------------       --------------       --------------
 Total liabilities                             744,793              146,555              189,084
                                        --------------       --------------       --------------
NET ASSETS:
 For contract liabilities                 $834,255,075         $224,780,071         $271,102,907
                                        ==============       ==============       ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             235,245,456          189,058,376          142,269,549
 Minimum unit fair value #*                  $1.144954            $1.055583            $1.659175
 Maximum unit fair value #*                 $22.446403           $10.280713           $19.882995
 Contract liability                       $821,297,496         $222,565,663         $268,091,944
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #               1,890,591            1,825,439            1,559,442
 Minimum unit fair value #*                  $1.248502            $1.161746            $1.832390
 Maximum unit fair value #*                  $9.024913            $1.290524            $2.051624
 Contract liability                        $12,957,579           $2,214,408           $3,010,963

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  BLACKROCK                 BLACKROCK
                                                    GLOBAL                  LARGE CAP
                                           OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                     77,136                    83,064
                                                 ============              ============
  Cost                                             $1,015,098                  $864,380
                                                 ============              ============
  Market value                                     $1,386,907                $1,181,180
 Due from Sponsor Company                                  --                        --
 Receivable from fund shares sold                          59                        55
 Other assets                                              --                         1
                                                 ------------              ------------
 Total assets                                       1,386,966                 1,181,236
                                                 ------------              ------------
LIABILITIES:
 Due to Sponsor Company                                    59                        55
 Payable for fund shares purchased                         --                        --
 Other liabilities                                         --                        --
                                                 ------------              ------------
 Total liabilities                                         59                        55
                                                 ------------              ------------
NET ASSETS:
 For contract liabilities                          $1,386,907                $1,181,181
                                                 ============              ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        881,682                   765,967
 Minimum unit fair value #*                         $1.428587                 $1.266355
 Maximum unit fair value #*                        $18.494662                $21.668081
 Contract liability                                $1,386,907                $1,181,181
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                             --                        --
 Minimum unit fair value #*                                --                        --
 Maximum unit fair value #*                                --                        --
 Contract liability                                        --                        --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            JENNISON 20/20                         PRUDENTIAL
                                                FOCUS             JENNISON            VALUE
                                              PORTFOLIO          PORTFOLIO          PORTFOLIO
                                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  6,910              4,536             4,039
                                             ============       ============       ===========
  Cost                                            $97,200            $99,058           $65,469
                                             ============       ============       ===========
  Market value                                   $139,163           $164,760           $97,437
 Due from Sponsor Company                              --                 --                --
 Receivable from fund shares sold                       7                  8                 4
 Other assets                                          --                 --                --
                                             ------------       ------------       -----------
 Total assets                                     139,170            164,768            97,441
                                             ------------       ------------       -----------
LIABILITIES:
 Due to Sponsor Company                                 7                  8                 4
 Payable for fund shares purchased                     --                 --                --
 Other liabilities                                      1                  1                --
                                             ------------       ------------       -----------
 Total liabilities                                      8                  9                 4
                                             ------------       ------------       -----------
NET ASSETS:
 For contract liabilities                        $139,162           $164,759           $97,437
                                             ============       ============       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     46,685            112,597            58,476
 Minimum unit fair value #*                     $1.802036          $0.982739         $1.625821
 Maximum unit fair value #*                    $21.039011         $22.984997         $1.699491
 Contract liability                              $139,162           $164,759           $97,437
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                 --                --
 Minimum unit fair value #*                            --                 --                --
 Maximum unit fair value #*                            --                 --                --
 Contract liability                                    --                 --                --

                                                                    WELLS FARGO             WELLS FARGO
                                             PRUDENTIAL             ADVANTAGE VT            ADVANTAGE VT
                                          SP INTERNATIONAL          INDEX ASSET             TOTAL RETURN
                                          GROWTH PORTFOLIO        ALLOCATION FUND            BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 9,927                 494,220                 690,772
                                             ===========            ============            ============
  Cost                                           $43,656              $5,938,772              $7,228,837
                                             ===========            ============            ============
  Market value                                   $61,651              $7,833,383              $6,969,890
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                      3                     543                   1,341
 Other assets                                         --                       3                       2
                                             -----------            ------------            ------------
 Total assets                                     61,654               7,833,929               6,971,233
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                3                     543                   1,341
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                      --
                                             -----------            ------------            ------------
 Total liabilities                                     3                     543                   1,341
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                        $61,651              $7,833,386              $6,969,892
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    51,825               4,731,166               4,623,614
 Minimum unit fair value #*                    $1.111944               $1.547282               $1.429584
 Maximum unit fair value #*                    $1.187013              $17.416299              $12.354089
 Contract liability                              $59,822              $7,763,073              $6,966,836
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     1,512                  40,306                   1,959
 Minimum unit fair value #*                    $1.209775               $1.705789               $1.560351
 Maximum unit fair value #*                    $1.209775               $1.747754               $1.560351
 Contract liability                               $1,829                 $70,313                  $3,056

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO           WELLS FARGO
                                              ADVANTAGE VT          ADVANTAGE VT
                                               INTRINSIC           INTERNATIONAL
                                               VALUE FUND           EQUITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                313,053             1,022,334
                                               ==========            ==========
  Cost                                         $4,459,633            $4,981,519
                                               ==========            ==========
  Market value                                 $5,907,320            $5,613,354
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                     693                 2,118
 Other assets                                          --                     2
                                               ----------            ----------
 Total assets                                   5,908,013             5,615,474
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               693                 2,118
 Payable for fund shares purchased                     --                    --
 Other liabilities                                      1                    --
                                               ----------            ----------
 Total liabilities                                    694                 2,118
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $5,907,319            $5,613,356
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  3,640,576             2,330,742
 Minimum unit fair value #*                     $1.516779             $1.092122
 Maximum unit fair value #*                     $1.731711            $15.442011
 Contract liability                            $5,830,901            $5,604,384
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     44,749                 7,422
 Minimum unit fair value #*                     $1.672130             $1.208838
 Maximum unit fair value #*                     $1.713304             $1.208838
 Contract liability                               $76,418                $8,972

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO                                 WELLS FARGO
                                              ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP            ADVANTAGE VT           SMALL CAP            ADVANTAGE VT
                                              GROWTH FUND          DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                232,942                21,569               217,168                61,410
                                               ==========            ==========            ==========            ==========
  Cost                                         $1,771,307              $497,808            $1,821,600            $1,033,760
                                               ==========            ==========            ==========            ==========
  Market value                                 $2,620,988              $759,218            $2,327,818            $1,604,435
 Due from Sponsor Company                              --                    --                    --                    --
 Receivable from fund shares sold                     413                    39                   953                   147
 Other assets                                           3                    --                     1                     1
                                               ----------            ----------            ----------            ----------
 Total assets                                   2,621,404               759,257             2,328,772             1,604,583
                                               ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               413                    39                   953                   147
 Payable for fund shares purchased                     --                    --                    --                    --
 Other liabilities                                     --                    --                    --                    --
                                               ----------            ----------            ----------            ----------
 Total liabilities                                    413                    39                   953                   147
                                               ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $2,620,991              $759,218            $2,327,819            $1,604,436
                                               ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    781,019                31,162               164,125                99,163
 Minimum unit fair value #*                     $2.313160            $23.699019            $13.795343            $15.103493
 Maximum unit fair value #*                    $19.186238            $25.933633            $21.245532            $18.526761
 Contract liability                            $2,614,900              $759,218            $2,327,819            $1,602,924
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      1,868                    --                    --                    93
 Minimum unit fair value #*                     $2.524753                    --                    --            $15.515567
 Maximum unit fair value #*                    $19.186238                    --                    --            $18.133468
 Contract liability                                $6,091                    --                    --                $1,512

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      WELLS FARGO
                                              INVESCO V.I.            ADVANTAGE VT
                                                  MONEY                  OMEGA
                                               MARKET FUND            GROWTH FUND
                                             SUB-ACCOUNT (1)          SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $1,911                 $13,426
                                               -----------            ------------
EXPENSES:
 Mortality and expense risk charges               (144,340)               (131,974)
                                               -----------            ------------
  Total expenses                                  (144,340)               (131,974)
                                               -----------            ------------
  Net investment income (loss)                    (142,429)               (118,548)
                                               -----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                          --                 947,513
 Net realized gain on distributions                     --                 615,134
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                              --                 898,428
                                               -----------            ------------
  Net gain (loss) on investments                        --               2,461,075
                                               -----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $(142,429)             $2,342,527
                                               ===========            ============

(1)  Funded as of July 15, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD             HARTFORD
                                           HARTFORD              TOTAL               CAPITAL
                                           BALANCED           RETURN BOND          APPRECIATION
                                           HLS FUND             HLS FUND             HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $21,533,847          $31,520,332          $19,410,100
                                        --------------       --------------       --------------
EXPENSES:
 Mortality and expense risk charges        (21,374,465)         (12,806,352)         (33,057,318)
                                        --------------       --------------       --------------
  Total expenses                           (21,374,465)         (12,806,352)         (33,057,318)
                                        --------------       --------------       --------------
  Net investment income (loss)                 159,382           18,713,980          (13,647,218)
                                        --------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              57,372,173            7,282,176          145,718,254
 Net realized gain on distributions                 --                   --            6,150,427
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 217,867,505          (53,126,112)         596,986,503
                                        --------------       --------------       --------------
  Net gain (loss) on investments           275,239,678          (45,843,936)         748,855,184
                                        --------------       --------------       --------------
  Net increase (decrease) in net
   assets resulting from operations       $275,399,060         $(27,129,956)        $735,207,966
                                        ==============       ==============       ==============

                                           HARTFORD
                                           DIVIDEND                 HARTFORD           HARTFORD
                                          AND GROWTH            GLOBAL RESEARCH       HEALTHCARE
                                           HLS FUND                 HLS FUND           HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $28,632,072                $471,494            $292,926
                                        --------------            ------------       -------------
EXPENSES:
 Mortality and expense risk charges        (22,627,339)               (517,977)         (1,007,587)
                                        --------------            ------------       -------------
  Total expenses                           (22,627,339)               (517,977)         (1,007,587)
                                        --------------            ------------       -------------
  Net investment income (loss)               6,004,733                 (46,483)           (714,661)
                                        --------------            ------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             131,582,381               2,051,262           6,947,946
 Net realized gain on distributions         42,128,540                      --           4,330,546
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 234,088,043               5,997,259          16,560,381
                                        --------------            ------------       -------------
  Net gain (loss) on investments           407,798,964               8,048,521          27,838,873
                                        --------------            ------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $413,803,697              $8,002,038         $27,124,212
                                        ==============            ============       =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                                HARTFORD         DISCIPLINED
                                              GLOBAL GROWTH        EQUITY
                                                HLS FUND          HLS FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,110,712        $1,977,104
                                               -----------       -----------
EXPENSES:
 Mortality and expense risk charges             (2,572,826)       (3,747,501)
                                               -----------       -----------
  Total expenses                                (2,572,826)       (3,747,501)
                                               -----------       -----------
  Net investment income (loss)                  (1,462,114)       (1,770,397)
                                               -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   9,406,747        21,057,157
 Net realized gain on distributions                     --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      42,475,741        50,077,583
                                               -----------       -----------
  Net gain (loss) on investments                51,882,488        71,134,740
                                               -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations                   $50,420,374       $69,364,343
                                               ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                         HARTFORD            GROWTH            HARTFORD
                                          GROWTH          OPPORTUNITIES       HIGH YIELD
                                         HLS FUND           HLS FUND           HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $52,414             $7,821        $17,920,316
                                        -----------        -----------        -----------
EXPENSES:
 Mortality and expense risk charges      (1,994,255)        (2,406,997)        (3,719,841)
                                        -----------        -----------        -----------
  Total expenses                         (1,994,255)        (2,406,997)        (3,719,841)
                                        -----------        -----------        -----------
  Net investment income (loss)           (1,941,841)        (2,399,176)        14,200,475
                                        -----------        -----------        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                           12,365,814         16,176,982         (1,135,702)
 Net realized gain on distributions              --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               26,219,714         29,281,325         (2,506,870)
                                        -----------        -----------        -----------
  Net gain (loss) on investments         38,585,528         45,458,307         (3,642,572)
                                        -----------        -----------        -----------
  Net increase (decrease) in net
   assets resulting from operations     $36,643,687        $43,059,131        $10,557,903
                                        ===========        ===========        ===========

                                                                 HARTFORD                HARTFORD
                                              HARTFORD         INTERNATIONAL           SMALL/MID CAP
                                                INDEX          OPPORTUNITIES              EQUITY
                                              HLS FUND           HLS FUND                HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,604,789        $10,121,081                $688,474
                                             -----------        -----------             -----------
EXPENSES:
 Mortality and expense risk charges           (3,201,091)        (7,555,703)               (860,787)
                                             -----------        -----------             -----------
  Total expenses                              (3,201,091)        (7,555,703)               (860,787)
                                             -----------        -----------             -----------
  Net investment income (loss)                   403,698          2,565,378                (172,313)
                                             -----------        -----------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                16,360,201         22,855,986               4,895,615
 Net realized gain on distributions                   --                 --               3,638,525
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    42,388,054         64,809,680               7,771,649
                                             -----------        -----------             -----------
  Net gain (loss) on investments              58,748,255         87,665,666              16,305,789
                                             -----------        -----------             -----------
  Net increase (decrease) in net
   assets resulting from operations          $59,151,953        $90,231,044             $16,133,476
                                             ===========        ===========             ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD
                                   MIDCAP           MIDCAP VALUE
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $306,213          $2,905,392
                                -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                          (3,680,199)         (3,883,101)
                                -------------       -------------
  Total expenses                   (3,680,199)         (3,883,101)
                                -------------       -------------
  Net investment income (loss)     (3,373,986)           (977,709)
                                -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            33,919,345          17,273,010
 Net realized gain on
  distributions                    10,963,035                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      50,208,101          55,512,221
                                -------------       -------------
  Net gain (loss) on
   investments                     95,090,481          72,785,231
                                -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $91,716,495         $71,807,522
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                 HARTFORD
                                   ULTRASHORT BOND           SMALL COMPANY           SMALLCAP GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (2)            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                 $129,126                 $386,778
                                    -------------            -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                              (3,596,934)              (2,774,091)              (2,463,718)
                                    -------------            -------------            -------------
  Total expenses                       (3,596,934)              (2,774,091)              (2,463,718)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                              (3,596,934)              (2,644,965)              (2,076,940)
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (5,238)              20,647,896               22,124,497
 Net realized gain on
  distributions                                --               14,617,865               17,609,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (71,036)              35,534,389               15,394,501
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                            (76,274)              70,800,150               55,128,113
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,673,208)             $68,155,185              $53,051,173
                                    =============            =============            =============

                                                            HARTFORD
                                  HARTFORD              U.S. GOVERNMENT         HARTFORD
                                   STOCK                   SECURITIES             VALUE
                                  HLS FUND                  HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $14,721,177                $5,737,924          $4,166,026
                               --------------            --------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                         (11,373,480)               (4,212,720)         (4,001,345)
                               --------------            --------------       -------------
  Total expenses                  (11,373,480)               (4,212,720)         (4,001,345)
                               --------------            --------------       -------------
  Net investment income
   (loss)                           3,347,697                 1,525,204             164,681
                               --------------            --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            53,769,144                (4,462,582)         22,885,412
 Net realized gain on
  distributions                            --                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     161,476,493                (6,432,763)         48,384,574
                               --------------            --------------       -------------
  Net gain (loss) on
   investments                    215,245,637               (10,895,345)         71,269,986
                               --------------            --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $218,593,334               $(9,370,141)        $71,434,667
                               ==============            ==============       =============

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  BLACKROCK                BLACKROCK
                                                    GLOBAL                 LARGE CAP
                                           OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $4,495                   $7,374
                                                  ----------               ----------
EXPENSES:
 Mortality and expense risk charges                  (21,167)                 (19,987)
                                                  ----------               ----------
  Total expenses                                     (21,167)                 (19,987)
                                                  ----------               ----------
  Net investment income (loss)                       (16,672)                 (12,613)
                                                  ----------               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       100,089                  150,635
 Net realized gain on distributions                       --                   86,606
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           255,777                   98,465
                                                  ----------               ----------
  Net gain (loss) on investments                     355,866                  335,706
                                                  ----------               ----------
  Net increase (decrease) in net assets
   resulting from operations                        $339,194                 $323,093
                                                  ==========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          JENNISON 20/20                              PRUDENTIAL
                                               FOCUS              JENNISON               VALUE
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                 $ --                 $ --
                                             ---------            ---------            ---------
EXPENSES:
 Mortality and expense risk charges             (2,473)              (2,492)              (1,725)
                                             ---------            ---------            ---------
  Total expenses                                (2,473)              (2,492)              (1,725)
                                             ---------            ---------            ---------
  Net investment income (loss)                  (2,473)              (2,492)              (1,725)
                                             ---------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  18,365               11,250                8,188
 Net realized gain on distributions                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,832               33,693               21,164
                                             ---------            ---------            ---------
  Net gain (loss) on investments                33,197               44,943               29,352
                                             ---------            ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations            $30,724              $42,451              $27,627
                                             =========            =========            =========

                                                                    WELLS FARGO             WELLS FARGO
                                             PRUDENTIAL             ADVANTAGE VT           ADVANTAGE VT
                                          SP INTERNATIONAL          INDEX ASSET            TOTAL RETURN
                                          GROWTH PORTFOLIO        ALLOCATION FUND            BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                 $131,660                $98,615
                                              ---------             ------------            -----------
EXPENSES:
 Mortality and expense risk charges              (1,328)                (146,669)              (140,972)
                                              ---------             ------------            -----------
  Total expenses                                 (1,328)                (146,669)              (140,972)
                                              ---------             ------------            -----------
  Net investment income (loss)                   (1,328)                 (15,009)               (42,357)
                                              ---------             ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    5,162                  625,826                    892
 Net realized gain on distributions                  --                       --                250,248
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        7,333                  697,012               (547,040)
                                              ---------             ------------            -----------
  Net gain (loss) on investments                 12,495                1,322,838               (295,900)
                                              ---------             ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations             $11,167               $1,307,829              $(338,257)
                                              =========             ============            ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO             WELLS FARGO
                                               ADVANTAGE VT           ADVANTAGE VT
                                                INTRINSIC             INTERNATIONAL
                                                VALUE FUND             EQUITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $61,361               $132,616
                                               ------------            -----------
EXPENSES:
 Mortality and expense risk charges                (106,554)              (102,838)
                                               ------------            -----------
  Total expenses                                   (106,554)              (102,838)
                                               ------------            -----------
  Net investment income (loss)                      (45,193)                29,778
                                               ------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      354,829                105,698
 Net realized gain on distributions                      --                291,862
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,155,227                505,708
                                               ------------            -----------
  Net gain (loss) on investments                  1,510,056                903,268
                                               ------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                     $1,464,863               $933,046
                                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO                                 WELLS FARGO
                                              ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP            ADVANTAGE VT           SMALL CAP            ADVANTAGE VT
                                              GROWTH FUND          DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                   $39               $22,947                $5,908
                                               ----------            ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk charges               (40,618)              (11,797)              (46,781)              (29,763)
                                               ----------            ----------            ----------            ----------
  Total expenses                                  (40,618)              (11,797)              (46,781)              (29,763)
                                               ----------            ----------            ----------            ----------
  Net investment income (loss)                    (40,618)              (11,758)              (23,834)              (23,855)
                                               ----------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    252,081               196,552               181,145               168,179
 Net realized gain on distributions               112,103                15,182                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        548,065                33,391               151,878               278,329
                                               ----------            ----------            ----------            ----------
  Net gain (loss) on investments                  912,249               245,125               333,023               446,508
                                               ----------            ----------            ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $871,631              $233,367              $309,189              $422,653
                                               ==========            ==========            ==========            ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       WELLS FARGO
                                               INVESCO V.I.            ADVANTAGE VT
                                                  MONEY                   OMEGA
                                               MARKET FUND             GROWTH FUND
                                             SUB-ACCOUNT (1)           SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(142,429)              $(118,548)
 Net realized gain (loss) on security
  transactions                                           --                 947,513
 Net realized gain on distributions                      --                 615,134
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                               --                 898,428
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        (142,429)              2,342,527
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           76,825                     525
 Net transfers                                   74,343,066                (386,765)
 Surrenders for benefit payments and
  fees                                          (40,245,867)             (1,241,925)
 Other transactions                                    (121)                    417
 Death benefits                                    (561,293)               (410,459)
 Net annuity transactions                           160,452                   4,711
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               33,773,062              (2,033,496)
                                               ------------            ------------
 Net increase (decrease) in net assets           33,630,633                 309,031
NET ASSETS:
 Beginning of year                                       --               7,159,180
                                               ------------            ------------
 End of year                                    $33,630,633              $7,468,211
                                               ============            ============

(1)  Funded as of July 15, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD             HARTFORD
                                           HARTFORD              TOTAL              CAPITAL
                                           BALANCED           RETURN BOND         APPRECIATION
                                           HLS FUND            HLS FUND             HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $159,382         $18,713,980         $(13,647,218)
 Net realized gain (loss) on security
  transactions                              57,372,173           7,282,176          145,718,254
 Net realized gain on distributions                 --                  --            6,150,427
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 217,867,505         (53,126,112)         596,986,503
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                275,399,060         (27,129,956)         735,207,966
                                        --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  10,110,551           5,934,368           11,580,112
 Net transfers                              (3,223,219)        (47,272,495)         (94,175,220)
 Surrenders for benefit payments and
  fees                                    (260,214,099)       (165,524,305)        (366,830,633)
 Other transactions                             24,143              10,899               39,657
 Death benefits                            (50,651,115)        (23,474,418)         (50,523,003)
 Net annuity transactions                    5,485,492           2,232,562            5,064,626
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (298,468,247)       (228,093,389)        (494,844,461)
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets     (23,069,187)       (255,223,345)         240,363,505
NET ASSETS:
 Beginning of year                       1,539,860,855         973,364,764        2,190,819,802
                                        --------------       -------------       --------------
 End of year                            $1,516,791,668        $718,141,419       $2,431,183,307
                                        ==============       =============       ==============

                                                HARTFORD
                                                DIVIDEND                HARTFORD           HARTFORD
                                               AND GROWTH            GLOBAL RESEARCH      HEALTHCARE
                                                HLS FUND                HLS FUND           HLS FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $6,004,733               $(46,483)         $(714,661)
 Net realized gain (loss) on security
  transactions                                  131,582,381              2,051,262          6,947,946
 Net realized gain on distributions              42,128,540                     --          4,330,546
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      234,088,043              5,997,259         16,560,381
                                             --------------            -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                     413,803,697              8,002,038         27,124,212
                                             --------------            -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                       10,394,614                160,015            103,188
 Net transfers                                  (40,798,197)              (159,754)        (3,193,700)
 Surrenders for benefit payments and
  fees                                         (273,678,243)            (5,830,239)       (10,659,041)
 Other transactions                                  13,302                 (2,540)            (1,958)
 Death benefits                                 (41,201,403)              (674,682)        (1,290,045)
 Net annuity transactions                         4,301,226                 82,413            363,565
                                             --------------            -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (340,968,701)            (6,424,787)       (14,677,991)
                                             --------------            -----------       ------------
 Net increase (decrease) in net assets           72,834,996              1,577,251         12,446,221
NET ASSETS:
 Beginning of year                            1,517,879,193             32,732,010         60,500,984
                                             --------------            -----------       ------------
 End of year                                 $1,590,714,189            $34,309,261        $72,947,205
                                             ==============            ===========       ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                HARTFORD
                                            HARTFORD          DISCIPLINED
                                          GLOBAL GROWTH          EQUITY
                                            HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(1,462,114)        $(1,770,397)
 Net realized gain (loss) on security
  transactions                               9,406,747          21,057,157
 Net realized gain on distributions                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  42,475,741          50,077,583
                                          ------------        ------------
 Net increase (decrease) in net assets
  resulting from operations                 50,420,374          69,364,343
                                          ------------        ------------
UNIT TRANSACTIONS:
 Purchases                                   1,186,470           1,599,737
 Net transfers                              (6,886,647)         (6,199,028)
 Surrenders for benefit payments and
  fees                                     (30,841,266)        (49,487,263)
 Other transactions                              3,152               2,848
 Death benefits                             (3,372,599)         (6,008,939)
 Net annuity transactions                      164,372             241,418
                                          ------------        ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (39,746,518)        (59,851,227)
                                          ------------        ------------
 Net increase (decrease) in net assets      10,673,856           9,513,116
NET ASSETS:
 Beginning of year                         166,913,960         232,837,326
                                          ------------        ------------
 End of year                              $177,587,816        $242,350,442
                                          ============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                          HARTFORD             GROWTH             HARTFORD
                                           GROWTH           OPPORTUNITIES        HIGH YIELD
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,941,841)       $(2,399,176)        $14,200,475
 Net realized gain (loss) on security
  transactions                             12,365,814         16,176,982          (1,135,702)
 Net realized gain on distributions                --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 26,219,714         29,281,325          (2,506,870)
                                        -------------       ------------        ------------
 Net increase (decrease) in net assets
  resulting from operations                36,643,687         43,059,131          10,557,903
                                        -------------       ------------        ------------
UNIT TRANSACTIONS:
 Purchases                                  1,112,999          1,446,298           1,379,142
 Net transfers                             (4,938,840)         2,059,182          (1,297,419)
 Surrenders for benefit payments and
  fees                                    (23,353,309)       (28,026,825)        (42,728,549)
 Other transactions                             1,777              1,939               9,523
 Death benefits                            (2,791,735)        (2,323,097)         (5,727,448)
 Net annuity transactions                     168,541            400,490             591,654
                                        -------------       ------------        ------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (29,800,567)       (26,442,013)        (47,773,097)
                                        -------------       ------------        ------------
 Net increase (decrease) in net assets      6,843,120         16,617,118         (37,215,194)
NET ASSETS:
 Beginning of year                        124,685,948        139,064,857         255,551,730
                                        -------------       ------------        ------------
 End of year                             $131,529,068       $155,681,975        $218,336,536
                                        =============       ============        ============

                                                                  HARTFORD            HARTFORD
                                               HARTFORD         INTERNATIONAL       SMALL/MID CAP
                                                INDEX           OPPORTUNITIES          EQUITY
                                               HLS FUND           HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $403,698          $2,565,378          $(172,313)
 Net realized gain (loss) on security
  transactions                                 16,360,201          22,855,986          4,895,615
 Net realized gain on distributions                    --                  --          3,638,525
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     42,388,054          64,809,680          7,771,649
                                             ------------       -------------       ------------
 Net increase (decrease) in net assets
  resulting from operations                    59,151,953          90,231,044         16,133,476
                                             ------------       -------------       ------------
UNIT TRANSACTIONS:
 Purchases                                      1,176,753           3,372,276            273,764
 Net transfers                                 (4,097,893)         (9,135,651)         3,174,611
 Surrenders for benefit payments and
  fees                                        (35,344,316)        (90,835,887)       (10,187,490)
 Other transactions                                 8,878                 714                (26)
 Death benefits                                (5,691,875)        (10,682,123)          (967,912)
 Net annuity transactions                         926,300           1,419,193            146,160
                                             ------------       -------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (43,022,153)       (105,861,478)        (7,560,893)
                                             ------------       -------------       ------------
 Net increase (decrease) in net assets         16,129,800         (15,630,434)         8,572,583
NET ASSETS:
 Beginning of year                            214,537,354         522,452,177         48,498,557
                                             ------------       -------------       ------------
 End of year                                 $230,667,154        $506,821,743        $57,071,140
                                             ============       =============       ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD
                                              MIDCAP            MIDCAP VALUE
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(3,373,986)           $(977,709)
 Net realized gain (loss) on security
  transactions                                33,919,345           17,273,010
 Net realized gain on distributions           10,963,035                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    50,208,101           55,512,221
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   91,716,495           71,807,522
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       822,533            1,670,996
 Net transfers                               (14,361,359)           3,866,230
 Surrenders for benefit payments and
  fees                                       (39,042,226)         (45,118,471)
 Other transactions                                7,955                  770
 Death benefits                               (6,403,545)          (5,281,309)
 Net annuity transactions                        668,972            1,074,267
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (58,307,670)         (43,787,517)
                                          --------------       --------------
 Net increase (decrease) in net assets        33,408,825           28,020,005
NET ASSETS:
 Beginning of year                           264,557,017          238,763,669
                                          --------------       --------------
 End of year                                $297,965,842         $266,783,674
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                   HARTFORD                  HARTFORD
                                    ULTRASHORT BOND            SMALL COMPANY            SMALLCAP GROWTH
                                       HLS FUND                   HLS FUND                  HLS FUND
                                    SUB-ACCOUNT (2)             SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,596,934)              $(2,644,965)              $(2,076,940)
 Net realized gain (loss) on
  security transactions                      (5,238)               20,647,896                22,124,497
 Net realized gain on
  distributions                                  --                14,617,865                17,609,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (71,036)               35,534,389                15,394,501
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,673,208)               68,155,185                53,051,173
                                    ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                4,251,737                   900,879                 1,115,831
 Net transfers                           84,175,841                (4,366,960)               (1,461,028)
 Surrenders for benefit
  payments and fees                    (157,612,295)              (27,954,887)              (30,262,619)
 Other transactions                          23,659                    (4,294)                      332
 Death benefits                         (13,061,352)               (3,870,733)               (2,981,942)
 Net annuity transactions                   138,436                   157,659                   441,363
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (82,083,974)              (35,138,336)              (33,148,063)
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                            (85,757,182)               33,016,849                19,903,110
NET ASSETS:
 Beginning of year                      270,979,335               175,238,367               139,451,753
                                    ---------------            --------------            --------------
 End of year                           $185,222,153              $208,255,216              $159,354,863
                                    ===============            ==============            ==============

                                                             HARTFORD
                                  HARTFORD               U.S. GOVERNMENT          HARTFORD
                                    STOCK                   SECURITIES             VALUE
                                  HLS FUND                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,347,697                $1,525,204             $164,681
 Net realized gain (loss) on
  security transactions             53,769,144                (4,462,582)          22,885,412
 Net realized gain on
  distributions                             --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      161,476,493                (6,432,763)          48,384,574
                               ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       218,593,334                (9,370,141)          71,434,667
                               ---------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           5,554,862                 2,120,689            1,771,185
 Net transfers                     (28,971,494)              (25,218,714)          (8,574,651)
 Surrenders for benefit
  payments and fees               (130,861,554)              (53,222,449)         (49,574,162)
 Other transactions                      5,706                     3,359                2,458
 Death benefits                    (21,023,699)               (8,256,932)          (7,841,993)
 Net annuity transactions            1,589,230                   761,831              620,512
                               ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (173,706,949)              (83,812,216)         (63,596,651)
                               ---------------            --------------       --------------
 Net increase (decrease) in
  net assets                        44,886,385               (93,182,357)           7,838,016
NET ASSETS:
 Beginning of year                 789,368,690               317,962,428          263,264,891
                               ---------------            --------------       --------------
 End of year                      $834,255,075              $224,780,071         $271,102,907
                               ===============            ==============       ==============

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  BLACKROCK                 BLACKROCK
                                                    GLOBAL                  LARGE CAP
                                           OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(16,672)                 $(12,613)
 Net realized gain (loss) on security
  transactions                                        100,089                   150,635
 Net realized gain on distributions                        --                    86,606
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            255,777                    98,465
                                                 ------------              ------------
 Net increase (decrease) in net assets
  resulting from operations                           339,194                   323,093
                                                 ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                                874                    58,984
 Net transfers                                       (270,562)                  (19,554)
 Surrenders for benefit payments and
  fees                                               (212,042)                 (301,887)
 Other transactions                                         2                       (56)
 Death benefits                                        (5,700)                 (105,441)
 Net annuity transactions                                  --                        --
                                                 ------------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (487,428)                 (367,954)
                                                 ------------              ------------
 Net increase (decrease) in net assets               (148,234)                  (44,861)
NET ASSETS:
 Beginning of year                                  1,535,141                 1,226,042
                                                 ------------              ------------
 End of year                                       $1,386,907                $1,181,181
                                                 ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  JENNISON 20/20                               PRUDENTIAL
                                      FOCUS                JENNISON               VALUE
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,473)              $(2,492)             $(1,725)
 Net realized gain (loss) on
  security transactions                 18,365                11,250                8,188
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,832                33,693               21,164
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,724                42,451               27,627
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              10,104                    --                   --
 Net transfers                           4,791                    --                    5
 Surrenders for benefit
  payments and fees                     (3,555)                   (4)             (22,330)
 Other transactions                         --                    (3)                  --
 Death benefits                        (30,645)                 (153)                  --
 Net annuity transactions                   --                    --                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (19,305)                 (160)             (22,325)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                            11,419                42,291                5,302
NET ASSETS:
 Beginning of year                     127,743               122,468               92,135
                                    ----------            ----------            ---------
 End of year                          $139,162              $164,759              $97,437
                                    ==========            ==========            =========

                                                          WELLS FARGO              WELLS FARGO
                                   PRUDENTIAL            ADVANTAGE VT             ADVANTAGE VT
                                SP INTERNATIONAL          INDEX ASSET             TOTAL RETURN
                                GROWTH PORTFOLIO        ALLOCATION FUND             BOND FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,328)                $(15,009)                $(42,357)
 Net realized gain (loss) on
  security transactions                 5,162                  625,826                      892
 Net realized gain on
  distributions                            --                       --                  250,248
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,333                  697,012                 (547,040)
                                    ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           11,167                1,307,829                 (338,257)
                                    ---------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 --                    3,300                       --
 Net transfers                          3,462                 (180,571)                 115,646
 Surrenders for benefit
  payments and fees                   (29,202)              (1,079,063)              (1,510,811)
 Other transactions                        --                       11                       19
 Death benefits                            --                 (384,382)                (350,940)
 Net annuity transactions               1,588                   (5,812)                   3,065
                                    ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (24,152)              (1,646,517)              (1,743,021)
                                    ---------            -------------            -------------
 Net increase (decrease) in
  net assets                          (12,985)                (338,688)              (2,081,278)
NET ASSETS:
 Beginning of year                     74,636                8,172,074                9,051,170
                                    ---------            -------------            -------------
 End of year                          $61,651               $7,833,386               $6,969,892
                                    =========            =============            =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                WELLS FARGO              WELLS FARGO
                                               ADVANTAGE VT             ADVANTAGE VT
                                                 INTRINSIC              INTERNATIONAL
                                                VALUE FUND               EQUITY FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(45,193)                 $29,778
 Net realized gain (loss) on security
  transactions                                       354,829                  105,698
 Net realized gain on distributions                       --                  291,862
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,155,227                  505,708
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        1,464,863                  933,046
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                             1,200                      660
 Net transfers                                      (220,672)                (139,207)
 Surrenders for benefit payments and
  fees                                              (999,711)                (886,552)
 Other transactions                                      117                      (14)
 Death benefits                                     (130,364)                (137,693)
 Net annuity transactions                            (10,471)                   7,750
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,359,901)              (1,155,056)
                                               -------------            -------------
 Net increase (decrease) in net assets               104,962                 (222,010)
NET ASSETS:
 Beginning of year                                 5,802,357                5,835,366
                                               -------------            -------------
 End of year                                      $5,907,319               $5,613,356
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         WELLS FARGO                                    WELLS FARGO
                                         ADVANTAGE VT            WELLS FARGO            ADVANTAGE VT            WELLS FARGO
                                          SMALL CAP             ADVANTAGE VT             SMALL CAP              ADVANTAGE VT
                                         GROWTH FUND           DISCOVERY FUND            VALUE FUND           OPPORTUNITY FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(40,618)              $(11,758)               $(23,834)               $(23,855)
 Net realized gain (loss) on
  security transactions                       252,081                196,552                 181,145                 168,179
 Net realized gain on
  distributions                               112,103                 15,182                      --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             548,065                 33,391                 151,878                 278,329
                                         ------------            -----------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from operations            871,631                233,367                 309,189                 422,653
                                         ------------            -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        165                     --                   3,240                      --
 Net transfers                                248,744                173,644                 109,444                 (17,289)
 Surrenders for benefit payments
  and fees                                   (374,768)              (214,336)               (465,122)               (447,386)
 Other transactions                                (3)                    (3)                      1                       1
 Death benefits                              (122,724)              (166,693)               (149,493)                 (1,414)
 Net annuity transactions                       4,325                     --                      --                      --
                                         ------------            -----------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (244,261)              (207,388)               (501,930)               (466,088)
                                         ------------            -----------            ------------            ------------
 Net increase (decrease) in net
  assets                                      627,370                 25,979                (192,741)                (43,435)
NET ASSETS:
 Beginning of year                          1,993,621                733,239               2,520,560               1,647,871
                                         ------------            -----------            ------------            ------------
 End of year                               $2,620,991               $759,218              $2,327,819              $1,604,436
                                         ============            ===========            ============            ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                WELLS FARGO
                                               ADVANTAGE VT            HARTFORD
                                                   OMEGA               BALANCED
                                                GROWTH FUND            HLS FUND
                                                SUB-ACCOUNT        SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(135,794)           $22,515,999
 Net realized gain (loss) on security
  transactions                                       492,770             22,149,438
 Net realized gain on distributions                  522,410                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           439,379            121,926,607
                                               -------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                        1,318,765            166,592,044
                                               -------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                            18,043              9,661,737
 Net transfers                                      (225,183)           (38,329,950)
 Surrenders for benefit payments and
  fees                                            (1,304,935)          (232,948,027)
 Other transactions                                       57                 90,408
 Death benefits                                      (90,399)           (56,362,719)
 Net annuity transactions                             (5,851)               429,585
                                               -------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,608,268)          (317,458,966)
                                               -------------       ----------------
 Net increase (decrease) in net assets              (289,503)          (150,866,922)
NET ASSETS:
 Beginning of year                                 7,448,683          1,690,727,777
                                               -------------       ----------------
 End of year                                      $7,159,180         $1,539,860,855
                                               =============       ================

(1)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD               HARTFORD               HARTFORD
                                      TOTAL                 CAPITAL                DIVIDEND                  HARTFORD
                                   RETURN BOND            APPRECIATION            AND GROWTH              GLOBAL RESEARCH
                                     HLS FUND               HLS FUND               HLS FUND                  HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $24,778,240            $(2,158,640)           $10,524,101                $(182,490)
 Net realized gain (loss) on
  security transactions                10,420,107             34,402,970             83,795,694                  726,972
 Net realized gain on
  distributions                                --                     --                     --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      22,602,575            326,863,509             93,514,497                4,768,216
                                 ----------------       ----------------       ----------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                           57,800,922            359,107,839            187,834,292                5,312,698
                                 ----------------       ----------------       ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                              5,218,592              9,316,265              8,538,579                  156,555
 Net transfers                         63,768,586           (136,719,536)           (63,081,382)                  61,894
 Surrenders for benefit
  payments and fees                  (193,510,278)          (321,711,419)          (259,323,229)              (6,345,092)
 Other transactions                        12,638                 61,396                 18,545                     (331)
 Death benefits                       (30,483,807)           (50,995,296)           (45,257,879)                (827,347)
 Net annuity transactions               1,374,267                844,590                260,469                    7,144
                                 ----------------       ----------------       ----------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                       (153,620,002)          (499,204,000)          (358,844,897)              (6,947,177)
                                 ----------------       ----------------       ----------------            -------------
 Net increase (decrease) in net
  assets                              (95,819,080)          (140,096,161)          (171,010,605)              (1,634,479)
NET ASSETS:
 Beginning of year                  1,069,183,844          2,330,915,963          1,688,889,798               34,366,489
                                 ----------------       ----------------       ----------------            -------------
 End of year                         $973,364,764         $2,190,819,802         $1,517,879,193              $32,732,010
                                 ================       ================       ================            =============

                                                                              HARTFORD
                                    HARTFORD             HARTFORD           DISCIPLINED
                                   HEALTHCARE         GLOBAL GROWTH            EQUITY
                                    HLS FUND             HLS FUND             HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(778,936)         $(1,894,273)           $(594,993)
 Net realized gain (loss) on
  security transactions               4,234,278             (328,796)          10,435,899
 Net realized gain on
  distributions                              --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     7,983,943           37,454,076           28,313,747
                                 --------------       --------------       --------------
 Net increase (decrease) in net
  assets resulting from
  operations                         11,439,285           35,231,007           38,154,653
                                 --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                               98,417            1,221,937            1,256,226
 Net transfers                       (3,615,347)         (10,175,093)         (11,467,673)
 Surrenders for benefit
  payments and fees                 (10,330,337)         (29,822,594)         (47,475,203)
 Other transactions                       1,629                  (91)               1,342
 Death benefits                      (2,056,936)          (4,395,746)          (6,835,341)
 Net annuity transactions               (19,413)             (12,142)             106,726
                                 --------------       --------------       --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (15,921,987)         (43,183,729)         (64,413,923)
                                 --------------       --------------       --------------
 Net increase (decrease) in net
  assets                             (4,482,702)          (7,952,722)         (26,259,270)
NET ASSETS:
 Beginning of year                   64,983,686          174,866,682          259,096,596
                                 --------------       --------------       --------------
 End of year                        $60,500,984         $166,913,960         $232,837,326
                                 ==============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                             HARTFORD              GROWTH
                                              GROWTH           OPPORTUNITIES
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(2,207,327)         $(2,284,935)
 Net realized gain (loss) on security
  transactions                                 7,512,660            8,081,387
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    16,573,607           26,256,297
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   21,878,940           32,052,749
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       707,978            1,145,296
 Net transfers                                (9,867,252)          (2,018,441)
 Surrenders for benefit payments and
  fees                                       (25,801,715)         (26,338,909)
 Other transactions                                1,517                  774
 Death benefits                               (2,767,385)          (2,791,224)
 Net annuity transactions                        (84,677)             (30,260)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (37,811,534)         (30,032,764)
                                          --------------       --------------
 Net increase (decrease) in net assets       (15,932,594)           2,019,985
NET ASSETS:
 Beginning of year                           140,618,542          137,044,872
                                          --------------       --------------
 End of year                                $124,685,948         $139,064,857
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD              HARTFORD
                                    HARTFORD             HARTFORD           INTERNATIONAL        SMALL/MID CAP
                                   HIGH YIELD             INDEX             OPPORTUNITIES            EQUITY
                                    HLS FUND             HLS FUND             HLS FUND              HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $18,435,690           $1,138,171            $1,510,065            $(589,418)
 Net realized gain (loss) on
  security transactions              (1,805,076)           7,195,082             7,383,433            4,704,829
 Net realized gain on
  distributions                              --                   --                    --            6,878,256
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    14,473,931           19,912,038            83,797,912           (4,186,267)
                                 --------------       --------------       ---------------       --------------
 Net increase (decrease) in net
  assets resulting from
  operations                         31,104,545           28,245,291            92,691,410            6,807,400
                                 --------------       --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                            1,470,261            1,178,353             3,633,725              553,600
 Net transfers                       10,137,537            6,607,251           (34,523,268)          (3,505,707)
 Surrenders for benefit
  payments and fees                 (50,485,461)         (27,634,855)          (89,458,244)         (10,659,006)
 Other transactions                       1,202               (6,513)                7,732                  896
 Death benefits                      (7,882,681)          (5,689,654)          (12,271,311)            (666,323)
 Net annuity transactions               444,962              419,607                (6,035)              (3,570)
                                 --------------       --------------       ---------------       --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (46,314,180)         (25,125,811)         (132,617,401)         (14,280,110)
                                 --------------       --------------       ---------------       --------------
 Net increase (decrease) in net
  assets                            (15,209,635)           3,119,480           (39,925,991)          (7,472,710)
NET ASSETS:
 Beginning of year                  270,761,365          211,417,874           562,378,168           55,971,267
                                 --------------       --------------       ---------------       --------------
 End of year                       $255,551,730         $214,537,354          $522,452,177          $48,498,557
                                 ==============       ==============       ===============       ==============


                                    HARTFORD             HARTFORD             HARTFORD
                                     MIDCAP            MIDCAP VALUE         MONEY MARKET
                                    HLS FUND             HLS FUND             HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(1,494,509)         $(1,121,158)          $(4,532,744)
 Net realized gain (loss) on
  security transactions              26,517,157            5,015,966                     5
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    21,357,312           47,508,253                    --
                                 --------------       --------------       ---------------
 Net increase (decrease) in net
  assets resulting from
  operations                         46,379,960           51,403,061            (4,532,739)
                                 --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                              695,957              958,582             3,433,497
 Net transfers                      (14,745,487)         (10,321,849)          151,640,669
 Surrenders for benefit
  payments and fees                 (34,609,422)         (42,073,969)         (213,350,136)
 Other transactions                      (3,367)               3,005                   180
 Death benefits                      (6,241,887)          (5,745,651)          (15,233,151)
 Net annuity transactions               130,694              135,764               321,860
                                 --------------       --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (54,773,512)         (57,044,118)          (73,187,081)
                                 --------------       --------------       ---------------
 Net increase (decrease) in net
  assets                             (8,393,552)          (5,641,057)          (77,719,820)
NET ASSETS:
 Beginning of year                  272,950,569          244,404,726           348,699,155
                                 --------------       --------------       ---------------
 End of year                       $264,557,017         $238,763,669          $270,979,335
                                 ==============       ==============       ===============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD                   HARTFORD
                                           SMALL COMPANY             SMALLCAP GROWTH
                                             HLS FUND                   HLS FUND
                                            SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,725,145)               $(2,479,780)
 Net realized gain (loss) on security
  transactions                                 15,840,216                 18,623,441
 Net realized gain on distributions                11,461                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     12,284,144                  6,132,509
                                          ---------------            ---------------
 Net increase (decrease) in net assets
  resulting from operations                    25,410,676                 22,276,170
                                          ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                        830,786                  1,040,405
 Net transfers                                (10,764,910)               (11,296,552)
 Surrenders for benefit payments and
  fees                                        (27,359,508)               (29,878,209)
 Other transactions                                 5,460                     (1,180)
 Death benefits                                (3,673,913)                (2,897,094)
 Net annuity transactions                          19,871                    (25,845)
                                          ---------------            ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (40,942,214)               (43,058,475)
                                          ---------------            ---------------
 Net increase (decrease) in net assets        (15,531,538)               (20,782,305)
NET ASSETS:
 Beginning of year                            190,769,905                160,234,058
                                          ---------------            ---------------
 End of year                                 $175,238,367               $139,451,753
                                          ===============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD
                                   HARTFORD           U.S. GOVERNMENT       HARTFORD                 BLACKROCK
                                     STOCK               SECURITIES           VALUE                    GLOBAL
                                   HLS FUND               HLS FUND          HLS FUND          OPPORTUNITIES V.I. FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $4,596,887            $3,712,717         $1,661,150                  $(6,328)
 Net realized gain (loss) on
  security transactions             25,990,363            (2,306,928)        11,851,106                   32,389
 Net realized gain on
  distributions                             --                    --                 --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   75,324,705             5,254,781         27,526,985                  145,602
                                 -------------          ------------      -------------             ------------
 Net increase (decrease) in net
  assets resulting from
  operations                       105,911,955             6,660,570         41,039,241                  171,663
                                 -------------          ------------      -------------             ------------
UNIT TRANSACTIONS:
 Purchases                           4,361,731             2,501,609          1,626,762                    1,279
 Net transfers                     (41,764,764)           34,083,695        (12,592,185)                 203,793
 Surrenders for benefit
  payments and fees               (123,165,242)          (71,220,680)       (48,435,912)                (202,983)
 Other transactions                     15,106                 7,852             (6,330)                      --
 Death benefits                    (23,259,299)          (11,126,138)        (8,159,293)                 (33,333)
 Net annuity transactions               82,019               160,427             68,082                       --
                                 -------------          ------------      -------------             ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                    (183,730,449)          (45,593,235)       (67,498,876)                 (31,244)
                                 -------------          ------------      -------------             ------------
 Net increase (decrease) in net
  assets                           (77,818,494)          (38,932,665)       (26,459,635)                 140,419
NET ASSETS:
 Beginning of year                 867,187,184           356,895,093        289,724,526                1,394,722
                                 -------------          ------------      -------------             ------------
 End of year                      $789,368,690          $317,962,428       $263,264,891               $1,535,141
                                 =============          ============      =============             ============


                                     BLACKROCK         JENNISON 20/20
                                     LARGE CAP              FOCUS              JENNISON
                                  GROWTH V.I. FUND        PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,735)             $(2,623)            $(2,899)
 Net realized gain (loss) on
  security transactions                 187,253                2,089              18,435
 Net realized gain on
  distributions                          91,246                5,069                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (77,321)               4,512               5,915
                                     ----------           ----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            193,443                9,047              21,451
                                     ----------           ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                  --
 Net transfers                           16,345               18,640                  --
 Surrenders for benefit
  payments and fees                    (406,052)             (12,664)            (53,966)
 Other transactions                          (6)                  --                  (2)
 Death benefits                          (5,501)             (10,665)                 --
 Net annuity transactions                    --                   --                  --
                                     ----------           ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (395,214)              (4,689)            (53,968)
                                     ----------           ----------          ----------
 Net increase (decrease) in net
  assets                               (201,771)               4,358             (32,517)
NET ASSETS:
 Beginning of year                    1,427,813              123,385             154,985
                                     ----------           ----------          ----------
 End of year                         $1,226,042             $127,743            $122,468
                                     ==========           ==========          ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               PRUDENTIAL           PRUDENTIAL
                                                 VALUE           SP INTERNATIONAL
                                               PORTFOLIO         GROWTH PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,448)             $(1,415)
 Net realized gain (loss) on security
  transactions                                      5,139               (8,023)
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         13,141               22,557
                                               ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        16,832               13,119
                                               ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                             --                   --
 Net transfers                                         64                   --
 Surrenders for benefit payments and
  fees                                            (59,405)                (974)
 Other transactions                                    --                   --
 Death benefits                                        --              (12,476)
 Net annuity transactions                              --                   --
                                               ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (59,341)             (13,450)
                                               ----------            ---------
 Net increase (decrease) in net assets            (42,509)                (331)
NET ASSETS:
 Beginning of year                                134,644               74,967
                                               ----------            ---------
 End of year                                      $92,135              $74,636
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       WELLS FARGO              WELLS FARGO              WELLS FARGO
                                      ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                       INDEX ASSET             TOTAL RETURN               INTRINSIC
                                     ALLOCATION FUND             BOND FUND               VALUE FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(34,210)                $(29,281)                $(25,908)
 Net realized gain (loss) on
  security transactions                     347,820                   71,065                   30,340
 Net realized gain on
  distributions                                  --                  178,182                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           695,946                  182,875                  986,534
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              1,009,556                  402,841                  990,966
                                      -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    9,206                   12,392                    7,525
 Net transfers                             (167,053)                 634,779                 (176,199)
 Surrenders for benefit
  payments and fees                      (2,873,112)              (1,590,450)              (1,077,029)
 Other transactions                             (85)                     649                     (209)
 Death benefits                             (56,569)                (248,022)                 (87,914)
 Net annuity transactions                    (5,786)                      --                   (9,744)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (3,093,399)              (1,190,652)              (1,343,570)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets                                 (2,083,843)                (787,811)                (352,604)
NET ASSETS:
 Beginning of year                       10,255,917                9,838,981                6,154,961
                                      -------------            -------------            -------------
 End of year                             $8,172,074               $9,051,170               $5,802,357
                                      =============            =============            =============

                                      WELLS FARGO             WELLS FARGO
                                      ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                     INTERNATIONAL             SMALL CAP             ADVANTAGE VT
                                      EQUITY FUND             GROWTH FUND           DISCOVERY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(18,149)               $(40,745)              $(13,656)
 Net realized gain (loss) on
  security transactions                    (38,989)                114,456                 57,542
 Net realized gain on
  distributions                            403,600                 107,817                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          299,237                 (30,709)                72,203
                                      ------------            ------------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                               645,699                 150,819                116,089
                                      ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     550                   3,693                     --
 Net transfers                              12,859                (120,190)              (101,570)
 Surrenders for benefit
  payments and fees                       (794,945)               (381,699)               (46,565)
 Other transactions                         (1,883)                    123                     --
 Death benefits                           (175,879)                (35,986)                (1,498)
 Net annuity transactions                       --                    (103)                    --
                                      ------------            ------------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (959,298)               (534,162)              (149,633)
                                      ------------            ------------            -----------
 Net increase (decrease) in net
  assets                                  (313,599)               (383,343)               (33,544)
NET ASSETS:
 Beginning of year                       6,148,965               2,376,964                766,783
                                      ------------            ------------            -----------
 End of year                            $5,835,366              $1,993,621               $733,239
                                      ============            ============            ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              WELLS FARGO
                                              ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP            ADVANTAGE VT
                                               VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(19,307)             $(24,538)
 Net realized gain (loss) on security
  transactions                                     60,692                60,949
 Net realized gain on distributions                    --                   634
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        259,369               197,971
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       300,754               235,016
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                          2,141                    --
 Net transfers                                    (86,520)             (148,864)
 Surrenders for benefit payments and
  fees                                           (257,373)             (242,048)
 Other transactions                                    36                    89
 Death benefits                                   (56,858)              (31,618)
 Net annuity transactions                              --                  (661)
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (398,574)             (423,102)
                                               ----------            ----------
 Net increase (decrease) in net assets            (97,820)             (188,086)
NET ASSETS:
 Beginning of year                              2,618,380             1,835,957
                                               ----------            ----------
 End of year                                   $2,520,560            $1,647,871
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the Invesco V.I. Money Market Fund, Wells Fargo Advantage VT Omega Growth Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-Account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Money Market Fund                       $73,923,452     $40,292,818
Wells Fargo Advantage VT Omega Growth Fund             1,511,303       3,048,214
Hartford Balanced HLS Fund                            62,304,809     360,613,491
Hartford Total Return Bond HLS Fund                   83,624,176     293,003,627
Hartford Capital Appreciation HLS Fund                81,722,098     584,063,283
Hartford Dividend and Growth HLS Fund                118,457,331     411,292,819
Hartford Global Research HLS Fund                      4,579,981      11,051,254
Hartford Healthcare HLS Fund                           6,793,775      17,855,883
Hartford Global Growth HLS Fund                       10,675,657      51,884,270
Hartford Disciplined Equity HLS Fund                  18,054,045      79,675,685
Hartford Growth HLS Fund                              12,707,374      44,449,773
Hartford Growth Opportunities HLS Fund                23,170,980      52,012,190
Hartford High Yield HLS Fund                          56,808,114      90,380,744
Hartford Index HLS Fund                               12,594,154      55,212,602
Hartford International Opportunities HLS Fund         40,006,332     143,302,405
Hartford Small/Mid Cap Equity HLS Fund                19,883,499      23,978,180
Hartford MidCap HLS Fund                              12,387,648      63,106,248
Hartford MidCap Value HLS Fund                        27,017,077      71,782,301
Hartford Ultrashort Bond HLS Fund*                   148,194,065     233,875,084
Hartford Small Company HLS Fund                       29,477,939      52,643,396
Hartford SmallCap Growth HLS Fund                     39,684,603      57,300,490
Hartford Stock HLS Fund                               31,379,407     201,738,676
Hartford U.S. Government Securities HLS Fund          29,578,234     111,865,305
Hartford Value HLS Fund                               19,539,992      82,971,981
BlackRock Global Opportunities V.I. Fund                 152,712         656,815
BlackRock Large Cap Growth V.I. Fund                     206,845         500,806
Jennison 20/20 Focus Portfolio                            39,838          61,615
Jennison Portfolio                                        32,216          34,869
Prudential Value Portfolio                                   170          24,220
Prudential SP International Growth Portfolio               5,263          30,743
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                  1,089,982       2,751,514
Wells Fargo Advantage VT Total Return Bond Fund          947,475       2,482,607
Wells Fargo Advantage VT Intrinsic Value Fund            654,656       2,059,750
Wells Fargo Advantage VT International Equity
 Fund                                                    893,610       1,727,030
Wells Fargo Advantage VT Small Cap Growth Fund           723,092         895,857
Wells Fargo Advantage VT Discovery Fund                  316,353         520,317
Wells Fargo Advantage VT Small Cap Value Fund            459,468         985,233
Wells Fargo Advantage VT Opportunity Fund                 64,150         554,055

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund                7,467,575      4,073,354       3,394,221
Wells Fargo Advantage VT Omega Growth
 Fund                                           193,690        631,530        (437,840)
Hartford Balanced HLS Fund                   28,319,181    124,807,182     (96,488,001)
Hartford Total Return Bond HLS Fund          25,502,791    121,727,140     (96,224,349)
Hartford Capital Appreciation HLS Fund       24,862,687    126,261,795    (101,399,108)
Hartford Dividend and Growth HLS Fund        24,974,357    138,297,989    (113,323,632)
Hartford Global Research HLS Fund               368,653        932,220        (563,567)
Hartford Healthcare HLS Fund                    622,867      5,148,584      (4,525,717)
Hartford Global Growth HLS Fund               6,348,800     31,986,006     (25,637,206)
Hartford Disciplined Equity HLS Fund          9,292,078     49,914,438     (40,622,360)
Hartford Growth HLS Fund                      8,093,795     26,441,614     (18,347,819)
Hartford Growth Opportunities HLS Fund       10,364,782     23,788,174     (13,423,392)
Hartford High Yield HLS Fund                 17,504,871     41,673,553     (24,168,682)
Hartford Index HLS Fund                       6,408,150     20,655,320     (14,247,170)
Hartford International Opportunities HLS
 Fund                                        19,797,491     77,030,008     (57,232,517)
Hartford Small/Mid Cap Equity HLS Fund        1,173,993      1,714,340        (540,347)
Hartford MidCap HLS Fund                        615,307     11,930,341     (11,315,034)
Hartford MidCap Value HLS Fund               10,951,035     30,871,953     (19,920,918)
Hartford Ultrashort Bond HLS Fund*          115,541,908    175,663,515     (60,121,607)
Hartford Small Company HLS Fund               8,041,683     22,892,365     (14,850,682)
Hartford SmallCap Growth HLS Fund             9,408,869     25,705,729     (16,296,860)
Hartford Stock HLS Fund                      12,893,242     74,172,716     (61,279,474)
Hartford U.S. Government Securities HLS
 Fund                                        21,451,313     88,920,445     (67,469,132)
Hartford Value HLS Fund                       9,863,594     47,857,595     (37,994,001)
BlackRock Global Opportunities V.I. Fund         79,061        441,248        (362,187)
BlackRock Large Cap Growth V.I. Fund             63,852        388,029        (324,177)
Jennison 20/20 Focus Portfolio                   10,064         36,163         (26,099)
Jennison Portfolio                                1,451         34,105         (32,654)
Prudential Value Portfolio                          105         14,057         (13,952)
Prudential SP International Growth
 Portfolio                                        5,132         26,805         (21,673)
Wells Fargo Advantage VT Index Asset
 Allocation Fund                                625,763      1,683,521      (1,057,758)
Wells Fargo Advantage VT Total Return
 Bond Fund                                      407,203      1,534,295      (1,127,092)
Wells Fargo Advantage VT Intrinsic Value
 Fund                                           433,508      1,362,941        (929,433)
Wells Fargo Advantage VT International
 Equity Fund                                    240,477        824,534        (584,057)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    192,504        312,680        (120,176)
Wells Fargo Advantage VT Discovery Fund          13,959         24,729         (10,770)
Wells Fargo Advantage VT Small Cap Value
 Fund                                            32,482         68,202         (35,720)
Wells Fargo Advantage VT Opportunity
 Fund                                             4,094         35,509         (31,415)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Wells Fargo Advantage VT
 Omega Growth Fund                    48,080        363,091        (315,011)
Hartford Balanced HLS Fund        16,531,350    139,247,298    (122,715,948)
Hartford Total Return Bond
 HLS Fund                         37,262,913    106,173,998     (68,911,085)
Hartford Capital Appreciation
 HLS Fund                         14,717,682    155,114,676    (140,396,994)
Hartford Dividend and Growth
 HLS Fund                         15,578,420    167,709,121    (152,130,701)
Hartford Global Research HLS
 Fund                                604,693      1,316,754        (712,061)
Hartford Healthcare HLS Fund         346,953      6,633,160      (6,286,207)
Hartford Global Growth HLS
 Fund                              8,233,095     41,933,648     (33,700,553)
Hartford Disciplined Equity
 HLS Fund                         10,760,293     62,153,726     (51,393,433)
Hartford Growth HLS Fund           7,338,826     35,459,203     (28,120,377)
Hartford Growth Opportunities
 HLS Fund                          8,101,971     25,688,202     (17,586,231)
Hartford High Yield HLS Fund      18,650,239     43,076,062     (24,425,823)
Hartford Index HLS Fund           10,702,640     20,691,273      (9,988,633)
Hartford International
 Opportunities HLS Fund           14,918,933     99,010,384     (84,091,451)
Hartford Small/Mid Cap Equity
 HLS Fund                            817,474      2,133,765      (1,316,291)
Hartford MidCap HLS Fund             364,381     13,181,744     (12,817,363)
Hartford MidCap Value HLS
 Fund                              6,074,474     37,279,886     (31,205,412)
Hartford Money Market HLS
 Fund                            133,566,382    190,168,175     (56,601,793)
Hartford Small Company HLS
 Fund                              6,101,257     27,829,085     (21,727,828)
Hartford SmallCap Growth HLS
 Fund                              7,728,617     33,561,191     (25,832,574)
Hartford Stock HLS Fund            7,938,985     95,148,361     (87,209,376)
Hartford U.S. Government
 Securities HLS Fund              47,310,710     87,946,076     (40,635,366)
Hartford Value HLS Fund            8,162,813     57,289,176     (49,126,363)
BlackRock Global
 Opportunities V.I. Fund             234,808        228,847           5,961
BlackRock Large Cap Growth
 V.I. Fund                           145,117        546,102        (400,985)
Jennison 20/20 Focus
 Portfolio                            12,379         16,630          (4,251)
Jennison Portfolio                        --         69,479         (69,479)
Prudential Value Portfolio               295         45,757         (45,462)
Prudential SP International
 Growth Portfolio                         --         15,913         (15,913)
Wells Fargo Advantage VT
 Index Asset Allocation Fund         278,906      2,582,106      (2,303,200)
Wells Fargo Advantage VT
 Total Return Bond Fund              839,739      1,622,949        (783,210)
Wells Fargo Advantage VT
 Intrinsic Value Fund                312,762      1,430,011      (1,117,249)
Wells Fargo Advantage VT
 International Equity Fund           258,782        745,854        (487,072)
Wells Fargo Advantage VT
 Small Cap Growth Fund                33,379        299,689        (266,310)
Wells Fargo Advantage VT
 Discovery Fund                        3,419         12,219          (8,800)
Wells Fargo Advantage VT
 Small Cap Value Fund                 11,549         44,660         (33,111)
Wells Fargo Advantage VT
 Opportunity Fund                      2,914         37,664         (34,750)

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET
 FUND
 2013                               3,394,221       $9.852873      to       $9.954980         $33,630,633
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                               1,193,061       19.400901      to       26.001572           7,468,211
 2012                               1,630,901       14.029736      to       19.080965           7,159,180
 2011                               1,945,912       11.788274      to       16.176593           7,448,683
 2010                               2,169,647        1.140106      to       17.498719           9,435,085
 2009                               1,810,913        0.963698      to       14.954691           1,343,917
HARTFORD BALANCED HLS FUND
 2013                              446,306,227       1.696400      to       18.418724       1,516,791,668
 2012                              542,794,228       1.405407      to       15.590722       1,539,860,855
 2011                              665,510,176       1.259611      to       14.276884       1,690,727,777
 2010                              815,263,454       1.241620      to       14.303752       2,031,008,352
 2009                              920,412,313       1.111688      to       13.117789       2,077,937,498
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              292,562,176       1.810923      to       12.668017         718,141,419
 2012                              388,786,525       1.843325      to       13.174951         973,364,764
 2011                              457,697,610       1.721013      to       12.567872       1,069,183,844
 2010                              557,848,484       1.615001      to       12.049925       1,211,964,268
 2009                              634,363,759       1.508171      to       11.497285       1,269,891,804
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                              410,621,021       3.368498      to       22.451963       2,431,183,307
 2012                              512,020,129       2.441453      to       16.602826       2,190,819,802
 2011                              652,417,123       1.501135      to       14.540101       2,330,915,963
 2010                              816,632,079       1.701179      to       16.836458       3,265,771,044
 2009                              982,028,432       1.466084      to       14.824672       3,385,936,713
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              462,347,332       2.476393      to       19.257583       1,590,714,189
 2012                              575,670,964       1.892224      to       15.013240       1,517,879,193
 2011                              727,801,665       1.496583      to       13.696281       1,688,889,798
 2010                              871,428,379       1.483045      to       13.796476       2,007,348,404
 2009                              1,031,841,935     1.315286      to       12.531544       2,117,521,451
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                               2,643,619       13.590510      to       20.798975          34,309,261
 2012                               3,207,186       10.619379      to       16.584651          32,732,010
 2011                               3,919,247        9.041656      to       14.405943          34,366,489
 2010                               4,928,329       10.047042      to       16.331946          48,459,310
 2009                               5,588,263        8.729885      to       14.484824          48,076,503

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.80%     to       2.55%      0.01%     to       0.01%      (1.47)%    to       (0.45)%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.15%     to       2.45%        --      to       0.14%      36.83%     to       38.28%
 2012                           1.15%     to       2.35%        --      to         --       17.95%     to       19.01%
 2011                           1.15%     to       2.35%        --      to         --       (7.56)%    to       (6.62)%
 2010                           1.25%     to       2.35%      0.84%     to       0.84%      17.01%     to       18.31%
 2009                           1.25%     to       2.35%        --      to         --       40.63%     to       42.18%
HARTFORD BALANCED HLS FUND
 2013                           0.40%     to       2.55%      1.59%     to       1.77%      18.14%     to       20.71%
 2012                           0.40%     to       2.55%      2.22%     to       2.60%       9.20%     to       11.57%
 2011                           0.40%     to       2.55%      0.53%     to       1.71%      (0.95)%    to        1.45%
 2010                           0.40%     to       2.55%      1.38%     to       1.48%       9.04%     to       11.69%
 2009                           0.40%     to       2.55%      1.62%     to       2.34%      26.69%     to       29.77%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.40%     to       2.55%      3.46%     to       3.98%      (3.85)%    to       (1.76)%
 2012                           0.40%     to       2.55%      2.57%     to       4.02%       4.83%     to        7.11%
 2011                           0.40%     to       2.55%      0.22%     to       0.22%       4.04%     to        6.56%
 2010                           0.40%     to       2.55%      4.26%     to       6.42%       4.81%     to        7.08%
 2009                           0.40%     to       2.55%      3.91%     to      16.91%      12.12%     to       14.55%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.80%     to       2.55%      0.82%     to       0.87%      35.23%     to       37.97%
 2012                           0.80%     to       2.55%      0.94%     to       1.38%      15.07%     to       17.40%
 2011                           0.40%     to       2.55%      0.28%     to       0.80%     (13.85)%    to      (11.76)%
 2010                           0.40%     to       2.55%      0.78%     to       1.33%      13.57%     to       16.04%
 2009                           0.40%     to       2.55%      0.97%     to       4.94%      42.00%     to       45.09%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.80%     to       2.55%      1.86%     to       2.30%      28.27%     to       30.87%
 2012                           0.80%     to       2.55%      2.02%     to       2.08%      10.46%     to       12.69%
 2011                           0.40%     to       2.55%      1.29%     to       2.11%      (1.48)%    to        0.91%
 2010                           0.40%     to       2.55%      1.87%     to       2.16%      10.09%     to       12.76%
 2009                           0.40%     to       2.55%      2.06%     to       5.29%      21.23%     to       24.18%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.80%     to       2.55%      1.63%     to       1.76%      25.41%     to       27.98%
 2012                           0.80%     to       2.55%      0.84%     to       1.08%      15.12%     to       17.45%
 2011                           0.80%     to       2.55%      0.01%     to       0.01%     (11.79)%    to      (10.01)%
 2010                           0.80%     to       2.55%      0.87%     to       1.31%      12.81%     to       15.09%
 2009                           0.80%     to       2.50%      1.06%     to       1.71%      38.29%     to       40.99%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
 2013                              18,163,593       $4.333651      to      $24.937357         $72,947,205
 2012                              22,689,310        2.876933      to       16.885262          60,500,984
 2011                              28,975,517        2.404168      to       14.395458          64,983,686
 2010                              36,336,856        2.232856      to       13.639893          75,671,215
 2009                              45,210,326        2.101478      to       13.103619          88,527,545
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                              94,478,846        1.822696      to       20.816848         177,587,816
 2012                              120,116,052       1.348049      to       15.667530         166,913,960
 2011                              153,816,605       1.101138      to       13.023572         174,866,682
 2010                              191,749,061       1.288989      to       15.434121         255,571,501
 2009                              231,635,141       1.137274      to       13.930217         270,124,243
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                              133,677,166       1.784287      to       21.246786         242,350,442
 2012                              174,299,526       1.324286      to       16.047298         232,837,326
 2011                              225,692,959       1.094676      to       13.995519         259,096,596
 2010                              286,596,478       1.086530      to       14.193538         325,252,240
 2009                              347,241,612       0.956529      to       12.766684         343,841,881
HARTFORD GROWTH HLS FUND
 2013                              70,304,108        2.052716      to       21.432562         131,529,068
 2012                              88,651,927        1.527245      to       16.227455         124,685,948
 2011                              116,772,304       1.300063      to       14.057295         140,618,542
 2010                              149,347,281       1.439352      to       15.754364         200,083,218
 2009                              140,081,167       1.215481      to       13.572477         159,748,622
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              62,070,651        2.735071      to       22.189472         155,681,975
 2012                              75,494,043        2.022954      to       16.768515         139,064,857
 2011                              93,080,274        1.540240      to       13.559432         137,044,872
 2010                              117,275,495       1.703791      to       15.185606         190,433,773
 2009                              150,723,277       1.460873      to       13.318747         207,408,292
HARTFORD HIGH YIELD HLS FUND
 2013                              98,773,540        2.263745      to       20.348314         218,336,536
 2012                              122,942,222       2.144052      to       19.612630         255,551,730
 2011                              147,368,045       1.890687      to       17.600139         270,761,365
 2010                              179,696,215       1.820406      to       17.155398         315,968,729
 2009                              212,201,865       1.579879      to       15.188959         319,773,198
HARTFORD INDEX HLS FUND
 2013                              68,824,446        1.598740      to       20.135538         230,667,154
 2012                              83,071,616        1.221394      to       15.564350         214,537,354
 2011                              93,060,249        1.064783      to       13.887902         211,417,874
 2010                              115,428,183       1.054240      to       13.918374         253,408,657
 2009                              138,177,225       0.973165      to       12.511090         267,392,546
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                              232,215,892       1.879979      to       18.079868         506,821,743
 2012                              289,448,409       1.559067      to       15.258314         522,452,177
 2011                              373,539,860       1.307524      to       13.022272         562,378,168
 2010                              455,666,897       1.532096      to       15.448155         807,656,024
 2009                              345,429,872       1.348969      to       13.876207         560,275,184

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
 2013                           0.80%     to       2.55%      0.37%     to       0.50%      47.69%     to       50.63%
 2012                           0.80%     to       2.55%      0.13%     to       0.38%      17.30%     to       19.66%
 2011                           0.80%     to       2.55%        --      to       0.05%       5.54%     to        7.67%
 2010                           0.80%     to       2.55%      0.16%     to       0.16%       4.15%     to        6.25%
 2009                           0.80%     to       2.50%      0.53%     to       0.87%      19.39%     to       21.74%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.80%     to       2.55%      0.73%     to       0.74%      32.87%     to       35.21%
 2012                           0.80%     to       2.55%      0.22%     to       0.53%      20.30%     to       22.42%
 2011                           0.80%     to       2.55%        --      to       0.03%     (16.27)%    to      (14.57)%
 2010                           0.80%     to       2.55%      0.06%     to       0.26%      11.10%     to       13.34%
 2009                           0.80%     to       2.55%      0.71%     to       2.38%      32.23%     to       34.56%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.80%     to       2.55%      0.95%     to       1.01%      32.40%     to       34.74%
 2012                           0.80%     to       2.55%      1.27%     to       1.45%      14.66%     to       16.68%
 2011                           0.40%     to       2.55%      0.20%     to       1.20%      (1.64)%    to        0.75%
 2010                           0.40%     to       2.55%      1.36%     to       7.84%      11.18%     to       13.59%
 2009                           0.40%     to       2.55%      1.62%     to       4.34%      22.48%     to       25.15%
HARTFORD GROWTH HLS FUND
 2013                           0.80%     to       2.55%      0.07%     to       0.07%      32.08%     to       34.41%
 2012                           0.80%     to       2.55%        --      to         --       15.44%     to       17.47%
 2011                           0.80%     to       2.55%        --      to       0.16%     (11.47)%    to       (9.68)%
 2010                           0.80%     to       2.55%      0.03%     to       0.04%      16.08%     to       18.42%
 2009                           0.80%     to       2.55%      0.25%     to       0.46%      30.53%     to       33.17%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.40%     to       2.55%      0.01%     to       0.01%      32.33%     to       35.20%
 2012                           0.40%     to       2.55%        --      to         --       23.67%     to       26.35%
 2011                           0.80%     to       2.55%        --      to         --      (11.39)%    to       (9.60)%
 2010                           0.80%     to       2.55%      0.01%     to       0.01%      14.33%     to       16.63%
 2009                           0.80%     to       2.55%      0.51%     to       1.21%      26.34%     to       28.57%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.80%     to       2.55%      6.30%     to       7.84%       3.75%     to        5.58%
 2012                           0.80%     to       2.55%      8.47%     to       8.55%      10.26%     to       13.40%
 2011                           0.80%     to       2.55%      8.43%     to       9.30%       1.81%     to        3.86%
 2010                           0.80%     to       2.55%      0.67%     to       0.74%      12.95%     to       15.22%
 2009                           0.80%     to       2.55%      8.83%     to      23.79%      46.31%     to       49.26%
HARTFORD INDEX HLS FUND
 2013                           0.80%     to       2.55%      1.42%     to       1.91%      28.63%     to       30.89%
 2012                           0.80%     to       2.55%      1.87%     to       1.91%      12.07%     to       14.71%
 2011                           0.80%     to       2.55%      1.51%     to       1.68%      (0.96)%    to        1.00%
 2010                           0.80%     to       2.55%      0.99%     to       1.61%      11.57%     to       13.82%
 2009                           0.40%     to       2.55%      1.24%     to       4.68%      22.97%     to       25.64%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.80%     to       2.55%      2.14%     to       2.49%      18.49%     to       20.58%
 2012                           0.80%     to       2.55%      1.59%     to       1.89%      17.17%     to       19.24%
 2011                           0.80%     to       2.55%      0.03%     to       0.04%     (16.35)%    to      (14.66)%
 2010                           0.80%     to       2.55%      1.17%     to       1.40%      11.33%     to       13.58%
 2009                           0.80%     to       2.55%      1.92%     to       3.66%      29.78%     to       32.40%

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                               3,640,558      $16.258339      to      $26.320933         $57,071,140
 2012                               4,180,905       11.918226      to       19.686458          48,498,557
 2011                               5,497,196       10.368228      to       17.566045          55,971,267
 2010                               7,192,327       10.571584      to       18.227253          75,290,333
 2009                               5,878,728        8.468816      to       14.859149          49,661,434
HARTFORD MIDCAP HLS FUND
 2013                              49,557,124        4.647111      to       22.706284         297,965,842
 2012                              60,872,158        3.350368      to       16.702019         264,557,017
 2011                              73,689,521        2.827567      to       14.380685         272,950,569
 2010                              89,489,400        3.095326      to       16.063497         364,143,342
 2009                              107,911,762       1.382913      to        2.527544         360,289,980
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                              101,391,395       3.017475      to       26.807485         266,783,674
 2012                              121,312,313       2.248978      to       20.413988         238,763,669
 2011                              152,517,725       1.731643      to       16.759168         244,404,726
 2010                              190,782,756       1.908941      to       18.703612         338,418,389
 2009                              207,571,583       1.543501      to       15.428257         299,786,292
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              137,083,426       1.155910      to        8.791539         185,222,153
 2012                              197,205,033       1.160594      to        9.018619         270,979,335
 2011                              253,806,826       1.165294      to        9.251565         348,699,155
 2010                              278,378,381       1.169987      to        9.496584         388,344,452
 2009                              394,109,617       1.174714      to        9.731684         558,280,031
HARTFORD SMALL COMPANY HLS
 FUND
 2013                              70,865,504        2.676695      to       23.830247         208,255,216
 2012                              85,716,186        1.868812      to       16.931244         175,238,367
 2011                              107,444,014       1.629049      to       15.019432         190,769,905
 2010                              132,583,667       1.699259      to       15.867552         243,386,724
 2009                              165,094,317       1.379913      to       13.144013         242,852,190
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                              61,740,693        2.827391      to       29.882823         159,354,863
 2012                              78,037,553        1.959485      to       21.159468         139,451,753
 2011                              103,870,127       1.612183      to       18.489306         160,234,058
 2010                              129,903,795       1.602359      to       18.602861         199,755,911
 2009                              153,956,067       1.182808      to       14.048026         171,648,984
HARTFORD STOCK HLS FUND
 2013                              237,136,047       1.522857      to       22.105924         834,255,075
 2012                              298,415,521       1.160781      to       17.147153         789,368,690
 2011                              385,624,897       1.022957      to       15.377877         867,187,184
 2010                              485,725,549       1.042582      to       15.949830       1,089,237,792
 2009                              585,666,262       0.915464      to       14.252063       1,156,766,761
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                              190,883,815       1.290524      to       10.124767         224,780,071
 2012                              258,352,947       1.323141      to       10.563991         317,962,428
 2011                              298,988,313       1.286224      to       10.450561         356,895,093
 2010                              369,258,369       1.236288      to       10.168674         424,936,372
 2009                              437,949,524       1.200679      to       10.075279         492,485,440

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.80%     to       2.50%      1.29%     to       1.47%      33.70%     to       36.42%
 2012                           0.80%     to       2.50%      0.31%     to       0.59%      12.73%     to       14.95%
 2011                           0.80%     to       2.55%        --      to         --       (3.63)%    to       (1.92)%
 2010                           0.80%     to       2.55%      0.75%     to       2.20%      22.67%     to       24.83%
 2009                           0.80%     to       2.55%      0.54%     to       0.69%      44.15%     to       46.69%
HARTFORD MIDCAP HLS FUND
 2013                           0.80%     to       2.55%      0.02%     to       0.11%      35.95%     to       38.70%
 2012                           0.80%     to       2.55%      0.58%     to       0.76%      16.14%     to       18.49%
 2011                           0.80%     to       2.55%      0.19%     to       0.68%     (10.48)%    to       (8.65)%
 2010                           0.80%     to       2.55%      0.06%     to       0.24%      20.05%     to       22.46%
 2009                           0.80%     to       2.30%      0.31%     to       0.52%      27.65%     to       29.91%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           0.40%     to       2.55%      1.25%     to       1.26%      31.32%     to       34.17%
 2012                           0.40%     to       2.55%        --      to       0.89%      21.81%     to       24.45%
 2011                           0.80%     to       2.55%      0.01%     to       0.01%     (11.09)%    to       (9.29)%
 2010                           0.80%     to       2.55%      0.34%     to       0.59%      21.23%     to       23.68%
 2009                           0.80%     to       2.55%      0.79%     to       1.55%      40.21%     to       43.04%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.40%     to       2.55%        --      to         --       (2.52)%    to       (0.40)%
 2012                           0.40%     to       2.55%        --      to         --       (2.52)%    to       (0.40)%
 2011                           0.40%     to       2.55%        --      to         --       (2.52)%    to       (0.40)%
 2010                           0.40%     to       2.55%        --      to         --       (2.47)%    to       (0.40)%
 2009                           0.40%     to       2.55%      0.06%     to       0.06%      (2.47)%    to       (0.34)%
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.80%     to       2.55%      0.09%     to       0.14%      40.75%     to       43.23%
 2012                           0.80%     to       2.55%        --      to         --       12.73%     to       14.72%
 2011                           0.80%     to       2.55%        --      to         --       (6.05)%    to       (4.13)%
 2010                           0.80%     to       2.55%        --      to         --       20.72%     to       23.14%
 2009                           0.80%     to       2.55%      0.01%     to       0.01%      25.76%     to       28.26%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.40%     to       2.55%      0.39%     to       0.41%      41.23%     to       44.29%
 2012                           0.40%     to       2.55%        --      to         --       14.44%     to       16.93%
 2011                           0.80%     to       2.55%        --      to         --       (1.38)%    to        0.61%
 2010                           0.80%     to       2.55%        --      to         --       32.78%     to       35.47%
 2009                           0.80%     to       2.55%      0.09%     to       0.09%      31.98%     to       34.31%
HARTFORD STOCK HLS FUND
 2013                           0.80%     to       2.55%      1.82%     to       2.39%      28.92%     to       31.19%
 2012                           0.80%     to       2.55%      1.82%     to       1.95%      11.51%     to       13.47%
 2011                           0.80%     to       2.55%      0.23%     to       1.30%      (3.83)%    to       (1.88)%
 2010                           0.80%     to       2.55%      1.11%     to       7.63%      11.91%     to       13.89%
 2009                           0.80%     to       2.55%      1.52%     to       4.66%      37.97%     to       40.41%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.80%     to       2.55%      1.92%     to       2.29%      (4.16)%    to       (2.47)%
 2012                           0.80%     to       2.55%      1.99%     to       2.78%       1.09%     to        2.87%
 2011                           0.80%     to       2.55%      1.35%     to       2.59%       1.98%     to        4.04%
 2010                           0.80%     to       2.55%      4.40%     to       4.99%       0.93%     to        2.97%
 2009                           0.80%     to       2.55%      0.03%     to       0.03%       0.53%     to        2.56%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2013                              143,828,991      $2.051624      to      $19.581385        $271,102,907
 2012                              181,822,992       1.567439      to       15.224093         263,264,891
 2011                              230,949,355       1.350602      to       13.349502         289,724,526
 2010                              301,550,580       1.388620      to       13.894587         390,894,357
 2009                              106,231,442       1.220702      to       12.460928         120,796,035
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                                 881,682        1.558655      to       18.494662           1,386,907
 2012                               1,243,869        1.216142      to       14.568218           1,535,141
 2011                               1,237,908        1.074414      to       12.933033           1,394,722
 2010                               1,520,022        1.241823      to       15.113785           1,958,360
 2009                               1,504,953        1.065583      to       13.933760           1,733,698
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                                 765,967        1.381592      to       21.285115           1,181,181
 2012                               1,090,144        1.044631      to       16.438427           1,226,042
 2011                               1,491,129        0.918020      to       14.673667           1,427,813
 2010                               1,882,417        0.907311      to       14.641059           1,810,049
 2009                               2,357,655        0.791532      to       12.894502           1,981,679
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                                  46,685        1.802036      to        1.960876             139,162
 2012                                  72,784        1.425493      to        1.509401             127,743
 2011                                  77,035        1.318656      to        1.386548             123,385
 2010                                  94,874        1.413023      to        1.475411             157,389
 2009                                 144,292        1.346740      to        1.416481             200,322
JENNISON PORTFOLIO
 2013                                 112,597        1.043813      to        1.340935             164,759
 2012                                 145,251        0.772397      to        1.000713             122,468
 2011                                 214,730        0.677174      to        0.884826             154,985
 2010                                 237,862        0.687659      to        0.906208             195,319
 2009                                 268,471        0.626026      to        0.832038             202,251
PRUDENTIAL VALUE PORTFOLIO
 2013                                  58,476        1.625821      to        1.699491              97,437
 2012                                  72,428        1.249028      to        1.301074              92,135
 2011                                 117,890        1.114204      to        1.156582             134,644
 2010                                 138,530        1.193215      to        1.246891             170,822
 2009                                 167,009        1.073058      to        1.115738             184,164
PRUDENTIAL SP INTERNATIONAL
 GROWTH PORTFOLIO
 2013                                  53,337        1.111944      to        1.209775              61,651
 2012                                  75,010        0.958633      to        1.035710              74,636
 2011                                  90,923        0.790577      to        0.862317              74,967
 2010                                 142,846        0.955296      to        1.033167             141,602
 2009                                 130,023        0.858899      to        0.921053             115,667
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                               4,771,472        1.766455      to       17.283833           7,833,386
 2012                               5,829,230        1.493657      to       14.820468           8,172,074
 2011                               8,132,430        1.336704      to       13.449999          10,255,917
 2010                               9,554,610        1.269817      to       12.957098          11,521,905
 2009                              11,670,512        1.133830      to       11.732553          12,666,234

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2013                           0.80%     to       2.55%      1.62%     to       1.84%      28.62%     to       30.89%
 2012                           0.80%     to       2.55%      2.09%     to       5.43%      14.04%     to       16.05%
 2011                           0.80%     to       2.55%      0.23%     to       1.56%      (4.67)%    to       (2.74)%
 2010                           0.80%     to       2.55%      1.19%     to       1.41%      11.51%     to       13.76%
 2009                           0.80%     to       2.55%      1.83%     to       1.84%      20.94%     to       23.38%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                           1.25%     to       2.20%      0.32%     to       0.63%      26.95%     to       28.16%
 2012                           1.25%     to       2.20%      0.95%     to       1.16%      12.12%     to       13.19%
 2011                           1.25%     to       2.35%      1.01%     to       1.11%     (14.43)%    to      (13.48)%
 2010                           1.25%     to       2.35%      0.80%     to       2.86%       8.65%     to        9.85%
 2009                           1.25%     to       2.20%      0.16%     to       0.16%      29.82%     to       31.06%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                           1.25%     to       2.55%      0.70%     to       0.72%      30.55%     to       32.26%
 2012                           1.25%     to       2.35%      1.19%     to       1.40%      12.55%     to       13.79%
 2011                           1.25%     to       2.20%      0.84%     to       0.87%       0.22%     to        1.18%
 2010                           1.25%     to       2.20%      1.08%     to       1.11%      12.98%     to       14.05%
 2009                           1.25%     to       2.20%      0.01%     to       0.01%      23.43%     to       24.61%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                           1.45%     to       2.30%        --      to         --       26.41%     to       27.49%
 2012                           1.60%     to       2.30%        --      to         --        8.10%     to        8.86%
 2011                           1.60%     to       2.30%        --      to         --       (6.68)%    to       (6.02)%
 2010                           1.60%     to       2.30%        --      to         --        4.92%     to        5.66%
 2009                           1.45%     to       2.30%        --      to         --       53.83%     to       55.14%
JENNISON PORTFOLIO
 2013                           1.45%     to       2.30%        --      to         --       34.00%     to       35.14%
 2012                           1.45%     to       2.30%        --      to         --       13.10%     to       14.06%
 2011                           1.45%     to       2.30%        --      to         --       (2.36)%    to       (1.52)%
 2010                           1.45%     to       2.30%      0.02%     to       0.02%       8.91%     to        9.85%
 2009                           1.45%     to       2.30%      0.28%     to       0.32%      39.35%     to       40.54%
PRUDENTIAL VALUE PORTFOLIO
 2013                           1.45%     to       1.80%        --      to         --       30.17%     to       30.62%
 2012                           1.45%     to       1.80%      0.55%     to       0.56%      12.10%     to       12.49%
 2011                           1.45%     to       1.80%      0.52%     to       0.55%      (7.57)%    to       (7.24)%
 2010                           1.45%     to       1.95%      0.33%     to       0.40%      11.20%     to       11.76%
 2009                           1.45%     to       1.95%      1.64%     to       1.66%      38.66%     to       39.36%
PRUDENTIAL SP INTERNATIONAL
 GROWTH PORTFOLIO
 2013                           1.45%     to       2.15%        --      to         --       15.99%     to       16.81%
 2012                           1.45%     to       2.15%        --      to         --       19.27%     to       20.11%
 2011                           1.45%     to       2.30%      0.45%     to       0.45%     (17.24)%    to      (16.54)%
 2010                           1.45%     to       2.30%      1.18%     to       1.18%      11.22%     to       12.17%
 2009                           1.45%     to       2.30%      1.29%     to       1.84%      33.34%     to       34.48%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.15%     to       2.55%      1.64%     to       1.65%      16.62%     to       18.26%
 2012                           1.15%     to       2.55%      1.44%     to       1.46%      10.19%     to       11.74%
 2011                           1.15%     to       2.55%      3.14%     to       3.15%       3.80%     to        5.27%
 2010                           1.15%     to       2.55%      1.79%     to       1.80%      10.44%     to       11.99%
 2009                           1.15%     to       2.55%      0.43%     to       2.03%      12.55%     to       14.13%

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                               4,625,573       $1.615983      to      $12.354089          $6,969,892
 2012                               5,752,665        1.675435      to       12.969731           9,051,170
 2011                               6,535,875        1.443061      to        1.597306           9,838,981
 2010                               7,893,650        1.361814      to        1.491631          11,182,472
 2009                               8,278,791        1.300371      to        1.409455          11,132,299
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                               3,685,325        1.516779      to        1.731711           5,907,319
 2012                               4,614,758        1.191094      to        1.344346           5,802,357
 2011                               5,732,007        1.020168      to        1.138271           6,154,961
 2010                               6,776,160        1.066890      to        1.176790           7,576,593
 2009                               6,390,165        0.959091      to        1.045797           6,382,520
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                               2,338,164       13.929161      to       15.402728           5,613,356
 2012                               2,922,221       11.788898      to       13.181039           5,835,366
 2011                               3,409,293       10.508483      to       11.833521           6,148,965
 2010                               4,305,316       12.205915      to       13.934674           8,816,160
 2009                               5,077,275        0.938037      to        1.016688           4,924,421
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 782,887        2.614760      to       18.439700           2,620,991
 2012                                 903,063        1.573930      to        1.760603           1,993,621
 2011                               1,169,373        1.651001      to       11.876449           2,376,964
 2010                               1,535,711        1.750561      to       12.738068           3,255,785
 2009                               1,765,327        1.288697      to        1.396830           2,352,092
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                                  31,162       23.699019      to       25.933633             759,218
 2012                                  41,932       16.910459      to       18.242749             733,239
 2011                                  50,732       14.675055      to       15.570971             766,783
 2010                                  61,118       14.889172      to       15.700399             935,513
 2009                                  43,851       11.384642      to       11.729041             505,686
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                 164,125       13.795343      to       15.906473           2,327,819
 2012                                 199,845       12.290051      to       14.142622           2,520,560
 2011                                 232,956       11.015731      to       12.549726           2,618,380
 2010                                 298,262       12.145999      to       13.689196           3,673,968
 2009                                  58,809       11.280843      to       11.810054             680,176
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                  99,256       15.103493      to       18.526761           1,604,436
 2012                                 130,671       11.841552      to       14.341170           1,647,871
 2011                                 165,421       10.452910      to       12.557748           1,835,957
 2010                                 979,784       12.857551      to       13.445072           2,248,106
 2009                               1,397,023       10.593999      to       10.989858           2,100,091

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.15%     to       2.40%      1.24%     to       1.24%      (4.75)%    to       (3.55)%
 2012                           1.15%     to       2.40%      0.34%     to       1.45%       3.59%     to        4.89%
 2011                           1.15%     to       2.20%      2.68%     to       2.76%       5.97%     to        7.08%
 2010                           1.15%     to       2.20%      3.34%     to       3.39%       4.73%     to        5.83%
 2009                           1.15%     to       2.20%      4.54%     to       4.55%       9.58%     to       10.74%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.15%     to       2.30%      1.02%     to       1.04%      27.34%     to       28.81%
 2012                           1.15%     to       2.30%      1.35%     to       1.36%      16.75%     to       18.10%
 2011                           1.15%     to       2.30%      0.52%     to       0.53%      (4.38)%    to       (3.27)%
 2010                           1.15%     to       2.30%      0.84%     to       0.86%      11.24%     to       12.53%
 2009                           1.15%     to       2.30%      2.03%     to       2.05%      14.21%     to       15.53%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.15%     to       2.40%      2.20%     to       2.38%      17.09%     to       18.15%
 2012                           1.15%     to       2.35%      1.37%     to       1.63%      11.04%     to       12.18%
 2011                           1.15%     to       2.45%      0.30%     to       0.65%     (14.90)%    to      (13.91)%
 2010                           1.15%     to       2.35%        --      to         --       14.09%     to       15.17%
 2009                           1.15%     to       2.20%      2.99%     to       3.06%      10.21%     to       11.37%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.15%     to       2.40%        --      to         --       46.99%     to       48.52%
 2012                           1.15%     to       2.20%        --      to         --        5.52%     to        6.64%
 2011                           1.15%     to       2.45%        --      to         --       (6.66)%    to       (5.69)%
 2010                           1.15%     to       2.20%        --      to         --       25.32%     to       27.38%
 2009                           1.15%     to       2.20%        --      to         --       49.33%     to       50.90%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                           1.15%     to       2.20%        --      to       0.01%      40.68%     to       42.16%
 2012                           1.15%     to       2.15%        --      to         --       15.23%     to       16.39%
 2011                           1.25%     to       2.15%        --      to         --       (1.71)%    to       (0.82)%
 2010                           1.25%     to       2.20%        --      to         --       32.60%     to       33.86%
 2009                           1.25%     to       1.90%        --      to         --       37.67%     to       38.56%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.25%     to       2.45%      0.69%     to       0.89%      13.33%     to       37.95%
 2012                           1.15%     to       2.45%      0.85%     to       1.12%      11.57%     to       12.69%
 2011                           1.15%     to       2.45%      0.67%     to       0.87%      (9.31)%    to       (8.32)%
 2010                           1.15%     to       2.45%      1.34%     to       1.34%      15.91%     to       21.46%
 2009                           1.15%     to       2.15%      1.00%     to       1.00%      56.78%     to       58.35%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.15%     to       2.40%        --      to       0.23%      27.89%     to       29.19%
 2012                           1.15%     to       2.20%      0.05%     to       0.60%      13.28%     to       14.20%
 2011                           1.15%     to       2.20%        --      to       0.14%      (6.60)%    to        4.53%
 2010                           1.15%     to       1.95%      0.76%     to       0.81%      21.37%     to       22.34%
 2009                           1.15%     to       1.95%        --      to         --       44.89%     to       46.05%

   * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

-------------------------------------------------------------------------------

  ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
 *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
   # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
   +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various

RIDER CHARGES:

    MAV/EPB Death Benefit Charge maximum of 0.30%

    The Hartford's Principal First Charge maximum of 0.75%

    The Hartford's Principal First Preferred Charge maximum of 0.20%

       MAV 70 Death Benefit maximum of 0.20%

       Optional Death Benefit maximum of 0.15%

       Earnings Protection Charge maximum of 0.20%

   These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2013 and 2012, and for the Years Ended December 31, 2013, 2012 and 2011

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                          PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                                 F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus                        F-3
 Statements of Operations                                                    F-4
 Statements of Changes in Capital and Surplus                                F-5
 Statements of Cash Flows                                                    F-6
 Notes to Statutory-Basis Financial Statements                               F-7

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
                                                                    CityPlaceI, 32ndFloor
                                                                    185 Asylum Street
                                                                    Hartford,CT 06103-3402
                                                                    USA
                                                                    Tel:+1 860 725 3000
                                                                    Fax:+1860 725 3500
                                                                    www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

DELOITTE & TOUCHE LLP
April 25, 2014 (except for Note 14, as to which the date is June 23, 2014)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                     AS OF DECEMBER 31,
                                                2013                   2012
--------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                       $6,607,547,375        $13,760,107,102
 Common and preferred stocks                    127,419,027            833,792,149
 Mortgage loans on real estate                  748,644,757            907,375,838
 Real estate                                     24,138,440             24,674,594
 Contract loans                                 113,618,103            375,218,562
 Cash and short-term investments              1,073,189,919          2,012,782,902
 Derivatives                                    733,869,075            673,239,577
 Other invested assets                          412,748,837            279,355,350
                                          -----------------      -----------------
          TOTAL CASH AND INVESTED ASSETS      9,841,175,533         18,866,546,074
                                          -----------------      -----------------
 Investment income due and accrued              147,796,682            200,098,931
 Amounts recoverable for reinsurance             13,042,870            226,878,415
 Federal income tax recoverable                   4,563,265                     --
 Net deferred tax asset                         246,175,000            394,723,616
 Receivables from parent, subsidiaries
  and affiliates                                         --             13,512,043
 Other assets                                    87,962,342            157,051,791
 Separate Account assets                     44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                   TOTAL ADMITTED ASSETS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------
LIABILITIES
 Aggregate reserves for future benefits      $3,888,279,333         $9,208,744,094
 Liability for deposit-type contracts         1,359,149,615          1,543,283,228
 Policy and contract claim liabilities           17,654,042             74,111,929
 Asset valuation reserve                         43,221,943            162,571,194
 Interest maintenance reserve                    11,100,036             88,321,743
 Payables to parent, subsidiaries and
  affiliates                                     33,588,068             35,894,640
 Accrued expense allowances and other
  amounts due from Separate Accounts           (439,117,332)          (670,087,726)
 Funds held under reinsurance treaties
  with unauthorized reinsurers                  255,906,441          2,981,569,933
 Payable for investment repurchase
  program                                                --          1,614,859,275
 Collateral on derivatives                      184,976,453            467,830,775
 Other liabilities                            1,905,349,635          1,325,497,396
 Separate Account liabilities                44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                       TOTAL LIABILITIES     51,476,315,119         62,684,481,612
                                          -----------------      -----------------
CAPITAL AND SURPLUS
 Common stock -- par value $1,250 per
  share, 3,000 shares authorized, 2,000
  shares issued and outstanding                   2,500,000              2,500,000
 Aggregate write-ins for other than
  special surplus funds                         356,288,911            169,606,804
 Gross paid-in and contributed surplus        1,724,153,661          2,771,903,231
 Unassigned surplus                             997,664,886             82,204,354
                                          -----------------      -----------------
               TOTAL CAPITAL AND SURPLUS      3,080,607,458          3,026,214,389
                                          -----------------      -----------------
       TOTAL LIABILITIES AND CAPITAL AND
                                 SURPLUS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                              2013                      2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                       $(2,982,594,824)          $1,288,798,535           $1,401,142,759
 Net investment income                                         347,140,114              687,977,036              637,017,383
 Commissions and expense allowances on reinsurance
  ceded                                                        237,724,234               49,989,787               34,051,212
 Reserve adjustments on reinsurance ceded                  (11,525,149,849)          (8,032,092,137)          (7,279,328,984)
 Fee income                                                  1,091,315,212            1,206,201,964            1,366,934,784
 Other revenues                                                (32,644,968)              22,453,259               13,413,968
                                                      --------------------       ------------------       ------------------
                                      TOTAL REVENUES       (12,864,210,081)          (4,776,671,556)          (3,826,768,878)
                                                      --------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    320,204,707              759,877,305              703,019,683
 Disability and other benefits                                   3,947,333                8,161,076                9,127,886
 Surrenders and other fund withdrawals                        (155,831,892)             305,668,254              331,833,655
 Commissions and expense allowances                            452,981,544              468,295,588              523,282,542
 (Decrease) increase in aggregate reserves for life
  and accident and health policies                          (5,487,457,401)            (378,937,282)           2,416,785,246
 General insurance expenses                                     87,609,648              354,659,954              308,877,214
 Net transfers from Separate Accounts                       (9,917,191,960)          (7,601,449,859)          (7,446,610,318)
 Modified coinsurance adjustment on reinsurance
  assumed                                                     (242,324,170)            (292,387,321)            (201,842,919)
 IMR adjustment on reinsurance ceded                          (515,239,930)                      --                       --
 Other expenses                                                286,342,487              125,643,377              230,507,595
                                                      --------------------       ------------------       ------------------
                         TOTAL BENEFITS AND EXPENSES       (15,166,959,634)          (6,250,468,908)          (3,125,019,416)
                                                      --------------------       ------------------       ------------------
      NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
                        INCOME TAX (BENEFIT) EXPENSE         2,302,749,553            1,473,797,352             (701,749,462)
 Federal income tax (benefit) expense                         (220,692,418)             323,855,226              115,068,345
                                                      --------------------       ------------------       ------------------
                     NET GAIN (LOSS) FROM OPERATIONS         2,523,441,971            1,149,942,126             (816,817,807)
                                                      --------------------       ------------------       ------------------
 Net realized capital losses, after tax                     (1,801,673,490)            (438,565,374)             (41,037,858)
                                                      --------------------       ------------------       ------------------
                                   NET INCOME (LOSS)          $721,768,481             $711,376,752            $(857,855,665)
                                                      --------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,771,903,231           2,893,378,493           2,890,696,495
 Capital (return) contribution                                (1,047,749,570)           (121,475,262)              2,681,998
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      1,724,153,661           2,771,903,231           2,893,378,493
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      169,606,804             174,887,393             182,105,606
 Amortization and decreases of gain on inforce
  reinsurance                                                   (215,694,859)             (5,280,589)             (7,218,213)
 Additions to gain on inforce reinsurance                        402,376,966                      --                      --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        356,288,911             169,606,804             174,887,393
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                       82,204,354             684,067,442             805,765,945
 Net income (loss)                                               721,768,481             711,376,752            (857,855,665)
 Change in net unrealized capital (losses) gains on
  common stocks and other invested assets                       (154,476,512)           (106,980,222)            352,961,532
 Change in net unrealized foreign exchange capital
  gains(losses)                                                  363,986,509            (823,914,426)            265,927,783
 Change in net deferred income tax                              (375,254,834)             72,756,668             499,609,022
 Change in asset valuation reserve                               119,349,251              16,922,045            (162,934,104)
 Change in nonadmitted assets                                    240,087,637            (648,630,747)           (219,410,471)
 Cumulative effect of change in accounting principles                     --             176,605,742                      --
 Change in liability for reinsurance in unauthorized
  companies                                                               --                   1,100                   3,400
                                     BALANCE, END OF YEAR        997,664,886              82,204,354             684,067,442
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,080,607,458          $3,026,214,389          $3,931,439,070
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                             $15,820,221          $1,289,285,920          $1,399,332,372
 Net investment income                                           364,733,620             702,155,801             613,946,357
 Reserve adjustments on reinsurance                          (11,525,149,849)         (8,032,092,137)         (7,279,328,984)
 Miscellaneous income                                          1,635,924,081           1,261,070,634           1,409,156,457
                                                           -----------------       -----------------       -----------------
  Total income                                                (9,508,671,927)         (4,779,579,782)         (3,856,893,798)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                  (377,328,461)            861,678,272           1,061,260,232
 Federal income tax payments (recoveries)                         47,256,686             (75,830,891)           (115,479,588)
 Net transfers from Separate Accounts                        (10,148,162,354)         (7,815,822,328)         (7,863,768,436)
 Other expenses                                                  997,622,493           1,837,953,351              64,878,126
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (9,480,611,636)         (5,192,021,596)         (6,853,109,666)
                                                           -----------------       -----------------       -----------------
     NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES        (28,060,291)            412,441,814           2,996,215,868
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,037,482,299           6,156,517,642           5,209,426,005
 Common and preferred stocks                                     342,055,826             199,580,266              53,875,698
 Mortgage loans                                                    5,855,121              69,995,071              34,571,199
 Derivatives and other                                           158,163,292              33,818,042             251,024,069
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,543,556,538           6,459,911,021           5,548,896,971
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         3,576,442,582           8,537,855,101           6,908,483,885
 Common and preferred stocks                                      55,567,364              15,489,335             146,121,947
 Mortgage loans                                                   27,000,000             316,475,000             256,825,000
 Real estate                                                         589,238                 236,398                      --
 Derivatives and other                                         1,270,287,989           1,207,268,735             119,866,202
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   4,929,887,173          10,077,324,569           7,431,297,034
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                   (7,915,459)              4,563,280               6,146,082
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES      1,621,584,824          (3,621,976,828)         (1,888,546,145)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Return of capital and paid in surplus                        (1,049,578,625)                     --                      --
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                  (2,725,663,492)            428,824,026             552,976,734
 Collateral (paid) received on investment repurchase
  program                                                     (1,614,859,275)          1,614,859,275                      --
 Net other cash provided (used)                                2,856,983,877                (909,087)            (54,575,550)
                                                           -----------------       -----------------       -----------------
            NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                 MISCELLANEOUS ACTIVITIES     (2,533,117,515)          2,042,774,214             498,401,184
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                    (939,592,982)         (1,166,760,800)          1,606,070,907
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            2,012,782,902           3,179,543,702           1,573,472,795
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $1,073,189,920          $2,012,782,902          $3,179,543,702
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 IMR adjustment on reinsurance ceded                             515,239,930                      --                      --
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           1,924,751               5,189,550               2,681,998
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation                177,694               2,721,550               1,736,296
 Noncash transfer of premiums for the reinsurance
  transaction                                                  2,983,414,000                      --
 Noncash transfer of bonds for the reinsurance
  transaction                                                 (5,305,075,000)                     --
 Noncash transfer of contract loans for the reinsurance
  transaction                                                    253,685,000                      --
 Noncash transfer of mortgage loans for the reinsurance
  transaction                                                   (184,962,000)                     --
 Noncash transfer of investment income for the
  reinsurance transaction                                        (63,149,000)                     --
 Noncash transfer of deposit liabilities for the
  reinsurance transaction                                         24,594,000                      --
 Noncash transfer of funds withheld for the reinsurance
  transaction                                                  2,768,953,000                      --
 Noncash transfer other for the reinsurance transaction           29,910,000                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2013 AND 2012 AND 2011

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses on January 2, 2013, January 1, 2013, and November 30, 2012, respectively. See Notes 6 and 13.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2013                    2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $721,768,481            $711,376,752            $(857,855,665)
State prescribed practice:
Reinsurance reserve credit (as described above)                (180,280,857)            (88,280,194)             161,739,538
                                                          -----------------       -----------------       ------------------
                                                               (180,280,857)            (88,280,194)             161,739,538
                             NET INCOME (LOSS), NAIC SAP      $ 902,049,338           $ 799,656,946         $ (1,019,595,203)
                                                          -----------------       -----------------       ------------------
Statutory capital and surplus, State of Connecticut          $3,080,607,458          $3,026,214,389           $3,931,439,071
 Basis
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           127,493,929             307,774,786              396,054,980
                                                          -----------------       -----------------       ------------------
                                                                127,493,929             307,774,786              396,054,980
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,953,113,529         $ 2,718,439,603          $ 3,535,384,091
                                                          -----------------       -----------------       ------------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 3 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2013 and 2012, the Company had $13,054,818,842 and $15,553,422,110, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential") effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2013 and 2012 totaled $55,342,530 and $64,681,219, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2013 is presented below:

                                                                SEPARATE
                                                                 ACCOUNT         SEPARATE
                                                GENERAL           WITH           ACCOUNT
                                                ACCOUNT        GUARANTEES     NONGUARANTEED         TOTAL           % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. with fair value adjustment                $1,356,866,201       $ --                  $ --    $1,356,866,201          3.11
 2. At book value less current surrender
  charge of 5% or more                            69,909,202         --                    --        69,909,202          0.16
 3. At fair value                                         --         --        39,133,902,165    39,133,902,165         89.60
                                            ----------------      -----      ----------------  ----------------      --------
 4. Total with adjustment or at fair value     1,426,775,403         --        39,133,902,165    40,560,677,568         92.87
 5. At book value without adjustment
  (minimal or no charge or adjustment)         2,457,036,516         --                    --     2,457,036,516          5.63
B. Not subject to discretionary withdrawal       432,135,912         --           224,032,325       656,168,237          1.50
                                            ----------------      -----      ----------------  ----------------      --------
C. Total (gross)                               4,315,947,831         --        39,357,934,490    43,673,882,321        100.00
D. Reinsurance ceded                             274,647,587         --                    --       274,647,587
                                            ----------------      -----      ----------------  ----------------      --------
E. Total (net)                                $4,041,300,244       $ --       $39,357,934,490   $43,399,234,734
                                            ----------------      -----      ----------------  ----------------      --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                       $2,677,915,829
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                             4,234,802
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                         1,359,149,613
                                            ----------------
 4. Subtotal                                   4,041,300,244
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                       39,357,934,490
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                    --
 7. Policyholder dividend and coupon
  accumulations                                           --
 8. Policyholder premiums                                 --
 9. Guaranteed interest contracts                         --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                    --
                                            ----------------
 11. Subtotal                                 39,357,934,490
                                            ----------------
 12. Combined total                          $43,399,234,734
                                            ----------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2013 and 2012.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $43,221,943 and $162,571,194 as of December 31, 2013 and 2012, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2013 and 2012 were $11,100,036, and $88,321,737, respectively. The net capital gains captured in the IMR, net of taxes, in 2013, 2012, and 2011 were $430,558,728, $44,533,696 and $22,055,099, respectively. In addition, an
IMR adjustment of $515,239,930 was included in the Company's Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note
6). The amount of (expense) income amortized from the IMR net of taxes in 2013, 2012, and 2011 included in the Company's Statements of Operations, was $(7,459,495), $17,095,758 and $4,967,011, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $6,200,993, $21,190,901 and $9,684,957 for the years ended December 31, 2013, 2012 and 2011, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $572,799, $33,439 and $245,204 for the years ended December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2013, 2012 and 2011, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $397,161, $565,263 and $682,306, respectively.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

The Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effect of these revisions allows offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company adopted these changes on January 1, 2013, and as a result both Derivative Assets and Derivative Liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

3.  INVESTMENTS

For the years ended December 31,

COMPONENTS OF NET INVESTMENT INCOME

                                               2013             2012             2011
-------------------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                      $305,078,924     $575,468,717     $509,808,728
Interest income from contract loans             2,579,385       22,174,261       22,747,522
Interest income from mortgage loans on
 real estate                                   32,925,013       41,558,591       30,291,082
Interest and dividends from other
 investments                                   20,673,754       64,491,175       86,751,995
Gross investment income                       361,257,076      703,692,744      649,599,327
 Less: investment expenses                     14,116,962       15,715,708       12,581,944
                                          ---------------  ---------------  ---------------
                   NET INVESTMENT INCOME     $347,140,114     $687,977,036     $637,017,383
                                          ---------------  ---------------  ---------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                               2013                 2012                 2011
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains               $276,044,680       $1,362,269,460       $1,023,591,266
Gross unrealized capital losses               (81,199,685)         (66,702,724)        (161,289,941)
Net unrealized capital gains                  194,844,995        1,295,566,736          862,301,325
Balance, beginning of year                  1,295,566,736          862,301,325          246,871,397
                                          ---------------      ---------------      ---------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
     ON BONDS AND SHORT-TERM INVESTMENTS  $(1,100,721,741)        $433,265,411         $615,429,928
                                          ---------------      ---------------      ---------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                              2013              2012              2011
----------------------------------------------------------------------------------------------
Gross unrealized capital gains              $1,716,459          $720,924        $4,123,643
Gross unrealized capital losses            (13,368,710)     (209,618,658)     (174,273,946)
Net unrealized capital losses              (11,652,251)     (208,897,734)     (170,150,303)
Balance, beginning of year                (208,897,734)     (170,150,303)     (335,667,886)
                                          ------------      ------------      ------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON COMMON AND PREFERRED STOCKS  $197,245,483      $(38,747,431)     $165,517,583
                                          ------------      ------------      ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                               2013                2012               2011
---------------------------------------------------------------------------------------------------
Bonds and short-term investments             $659,992,430       $(22,131,292)       $56,145,379
Common stocks -- unaffiliated                    (582,355)         1,259,413            144,514
Common stocks -- affiliated                  (615,935,478)        36,605,566                 --
Preferred stocks -- unaffiliated                 (227,302)                --           (245,204)
Mortgage loans on real estate                   4,909,922           (126,000)                --
Derivatives                                (1,515,076,501)      (392,397,711)       (77,242,753)
Other invested assets                            (212,614)         8,941,445         12,472,692
Net realized capital losses                (1,467,131,898)      (367,848,579)        (8,725,372)
Capital gains tax (benefit) expense           (96,017,136)        26,183,099         10,257,387
Net realized capital losses, after tax     (1,371,114,762)      (394,031,678)       (18,982,759)
 Less: amounts transferred to IMR             430,558,728         44,533,696         22,055,099
                                          ---------------      -------------      -------------
  NET REALIZED CAPITAL LOSSES, AFTER TAX  $(1,801,673,490)     $(438,565,374)      $(41,037,858)
                                          ---------------      -------------      -------------

For the years ended December 31, 2013, 2012 and 2011, sales of unaffiliated bonds and short-term investments resulted in proceeds of $11,338,855,187, $6,348,001,597 and $6,028,566,737, gross realized capital gains of $812,904,415,
$122,902,196 and $103,207,903, and gross realized capital losses of $113,239,883, $47,294,722 and $46,490,884 respectively, before transfers to the
IMR.

For the years ended December 31, 2013, 2013 and 2012, sales of unaffiliated common and preferred stocks resulted in proceeds of $26,639,552, $68,765,398 and $875,698, gross realized capital gains of $434,253, $4,275,703 and $152,187, and gross realized capital losses of $671,111, $2,982,847 and $7,673, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of OTC, OTC-cleared, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2013 and 2012, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2013 and 2012, the average fair value for derivatives held for other investment and/or risk management activities was $71,171,332 and $879,622,080, respectively. The Company did not have any unrealized gains or losses during 2013 and 2012 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                        AS OF DECEMBER 31, 2013                             AS OF DECEMBER 31, 2012
                             NOTIONAL              FAIR          CARRYING        NOTIONAL              FAIR           CARRYING
(AMOUNTS IN THOUSANDS)       VALUE                VALUE            VALUE         VALUE                VALUE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps             $100,000             $247            $ --           $100,000           $2,419             $ --
 Foreign currency swaps                --               --              --             20,082             (589)          (2,098)
 Japan 3Win related foreign
  currency                      1,331,602         (353,529)             --          1,553,624         (127,149)              --
Fair value hedges
 Interest rate swaps                   --               --              --             27,999              (50)              --
Replication transactions
 Credit default swaps             361,580            9,632           4,464            252,500            4,076            2,608
Other investment and/or
 Risk Management activities
 Interest rate caps                    --               --              --             54,077               --               --
 Credit default swaps              44,490             (690)           (690)           144,490           (1,060)          (1,060)
 Credit default swaps --
  offsetting                      451,464              (47)            (47)           519,972           (2,764)          (2,764)
 Foreign currency swaps            40,000           (3,576)         (3,576)            50,000           (9,072)          (9,072)
 U.S. GMWB hedging
  derivatives                  13,920,947           86,775          86,775         13,280,533          508,651          508,651
 Equity index options                  --               --              --             45,458            2,270            2,270
 Interest rate swaps                   --               --              --             20,000            4,034            4,034
 Interest rate swaps --
  offsetting                      260,010          (13,679)        (13,679)           260,010          (15,767)         (15,767)
 U.S. macro hedge program       9,934,025          139,322         139,322          7,442,223          285,785          285,785
 International program
  hedging instruments          16,188,869            8,030           8,030         22,450,857         (167,597)        (167,597)
                             ------------       ----------       ---------       ------------       ----------       ----------
                      TOTAL   $42,632,987        $(127,515)       $220,599        $46,221,825         $483,187         $604,990
                             ------------       ----------       ---------       ------------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were gains and (losses) of $0, $4,520,509 and $0 in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2013, 2012 and 2011, respectively, that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                        REALIZEDHGAINSR/E(LOSSES)          FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  FOR THE YEAR ENDED                  DECEMBER 31, 2012               DECEMBER 31, 2011
BY STRATEGY                             DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------------------------------
Credit default swaps                                  $(911)                        $2,904                            $738
Credit default swaps -- offsetting                      676                         (1,314)                           (265)
Foreign currency swaps                                   72                         12,448                              --
U.S. GMWB hedging derivatives                      (321,745)                      (242,461)                       (162,431)
Equity index options                                    772                             48                             (66)
Interest rate swaps and futures                      (4,649)                         9,294                             112
Interest rate swaps -- offsetting                        --                           (596)                             --
U.S. macro hedge program                           (244,645)                       (92,869)                       (276,125)
International program hedging
 instruments                                       (875,484)                      (104,440)                        326,758
                                              -------------                    -----------                     -----------
                                 TOTAL          $(1,445,914)                     $(416,986)                      $(111,279)
                                              -------------                    -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company utilizes equity options and swaps to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates, and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. The Company also enters into foreign currency denominated interest rate swaps to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2013

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $170,000       $3,933       $2,120
Basket credit default swaps (4)
 Investment grade risk exposure              323,079        5,053        1,965
 Below investment grade                       27,960        2,611        2,345
 Investment grade risk exposure               69,112       (1,168)      (1,168)
Credit linked notes
 Investment grade risk exposure               50,000       48,005       49,940
                                            --------      -------      -------
                                 TOTAL      $640,151      $58,434      $55,202
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  3 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
Basket credit default swaps (4)
 Investment grade risk exposure                  4 years            Corporate             BBB+
                                                                       Credit
 Below investment grade                          5 years            Corporate             BB-
                                                                       Credit
 Investment grade risk exposure                  3 years          CMBS Credit             AA-
Credit linked notes
 Investment grade risk exposure                  3 years            Corporate             BBB+
                                                                       Credit
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $75,000            $(1,169)           $(1,169)

Basket credit default swaps (4)
 Investment grade risk exposure                        81,812               (844)              (844)

 Below investment grade                                    --                 --                 --

 Investment grade risk exposure                        69,112              1,168              1,168
Credit linked notes
 Investment grade risk exposure                            --                 --                 --

                                                 ------------          ---------          ---------
                                 TOTAL               $225,924              $(845)             $(845)
                                                 ------------          ---------          ---------

                            AS OF DECEMBER 31, 2012

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $340,953       $4,280       $2,796
 Below investment grade risk exposure         14,313         (188)        (188)
Basket credit default swaps (4)
 Investment grade risk exposure              190,059        1,104        1,119
 Investment grade risk exposure               70,000       (2,835)      (2,835)
Credit linked notes
 Investment grade risk exposure               50,000       45,040       49,920
                                            --------      -------      -------
                                 TOTAL      $665,325      $47,401      $50,812
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  4 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
                                                                    Corporate
 Below investment grade risk exposure              1year               Credit              B+
Basket credit default swaps (4)
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB+
 Investment grade risk exposure                  4 years          CMBS Credit              A+
Credit linked notes
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB-
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $94,053            $(2,340)           $(2,340)

 Below investment grade risk exposure                  14,313               (452)              (452)
Basket credit default swaps (4)

 Investment grade risk exposure                        78,276               (875)              (875)
 Investment grade risk exposure                        70,000              2,835              2,835
Credit linked notes

 Investment grade risk exposure                            --                 --                 --
                                                 ------------          ---------          ---------
                                 TOTAL               $256,642              $(832)             $(832)
                                                 ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $420,151 and $260,059 as of December 31, 2013 and 2012,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A/A- or better which are monitored and evaluated by the Company's risk management team and reviewed by senior management. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2013, 2012, and 2011 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2013 and 2012, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                GROSS           GROSS              ESTIMATED
                                             STATEMENT        UNREALIZED     UNREALIZED               FAIR
                                               VALUE            GAINS          LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2013
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                      $401,758,359        $153,667    $(4,323,247)          $397,588,779
 -- Guaranteed and sponsored --
  asset-backed                               1,116,470,396      13,982,202    (10,019,809)         1,120,432,789
States, municipalities and political
 subdivisions                                   81,394,373       2,740,607     (6,665,246)            77,469,734
International governments                      377,036,628       1,988,220     (8,298,249)           370,726,599
All other corporate -- excluding
 asset-backed                                2,666,326,757     160,638,516    (32,290,065)         2,794,675,208
All other corporate -- asset-backed            923,926,265      27,853,249    (18,883,429)           932,896,085
Hybrid securities                               31,322,205       1,304,128       (719,640)            31,906,693
Short-term investments                         820,923,832              --             --            820,923,832
Affiliated bond                              1,009,312,392      67,384,091             --          1,076,696,483
                                          ----------------  --------------  -------------       ----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $7,428,471,207    $276,044,680   $(81,199,685)        $7,623,316,202
                                          ----------------  --------------  -------------       ----------------

                                                             GROSS         GROSS             ESTIMATED
                                                          UNREALIZED    UNREALIZED              FAIR
                                               COST          GAINS        LOSSES               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2013
Common stocks -- unaffiliated                $96,150,353   $1,716,459   $(12,490,473)         $85,376,339
Common stocks -- affiliated                   40,014,377           --       (778,892)          39,235,485
                                          --------------  -----------  -------------       --------------
                     TOTAL COMMON STOCKS    $136,164,730   $1,716,459   $(13,269,365)        $124,611,824
                                          --------------  -----------  -------------       --------------

                                                           GROSS              GROSS          ESTIMATED
                                           STATEMENT     UNREALIZED        UNREALIZED          FAIR
                                             VALUE         GAINS             LOSSES            VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2013
Preferred stocks -- unaffiliated           $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------
                  TOTAL PREFERRED STOCKS   $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------

                                                                  GROSS            GROSS               ESTIMATED
                                              STATEMENT         UNREALIZED      UNREALIZED               FAIR
                                                VALUE             GAINS           LOSSES                 VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                     $1,701,238,189      $113,882,510   $(11,282,937)         $1,803,837,762
 -- Guaranteed and sponsored --
  asset-backed                                2,269,303,170        65,613,690       (740,169)          2,334,176,691
States, municipalities and political
 subdivisions                                   541,077,559        83,135,680        (20,027)            624,193,212
International governments                       425,402,388        20,370,687         (9,328)            445,763,747
All other corporate -- excluding
 asset-backed                                 6,361,023,917       892,122,605     (2,845,895)          7,250,300,627
All other corporate -- asset-backed           1,258,505,776        85,716,013    (49,217,597)          1,295,004,192
Hybrid securities                                47,181,632         3,906,596     (2,586,771)             48,501,457
Short-term investments                        1,218,426,755                --             --           1,218,426,755
Affiliated bond                               1,156,374,471        97,521,679             --           1,253,896,150
                                          -----------------  ----------------  -------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $14,978,533,857    $1,362,269,460   $(66,702,724)        $16,274,100,593
                                          -----------------  ----------------  -------------       -----------------

                                                                   GROSS               GROSS              ESTIMATED
                                                                 UNREALIZED         UNREALIZED               FAIR
                                                COST               GAINS              LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                 $102,656,234         $720,924           $(4,963,989)         $98,413,169
Common stocks -- affiliated                    931,351,749               --          (204,239,309)         727,112,440
                                          ----------------       ----------       ---------------       --------------
                     TOTAL COMMON STOCKS    $1,034,007,983         $720,924         $(209,203,298)        $825,525,609
                                          ----------------       ----------       ---------------       --------------

                                                              GROSS           GROSS             ESTIMATED
                                            STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                              VALUE           GAINS           LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated             $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------
                  TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2013 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                              STATEMENT           ESTIMATED
                                                VALUE             FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                       $1,175,914,202      $1,180,903,398
Due after one year through five years          2,431,718,926       2,512,433,469
Due after five years through ten years         2,463,337,703       2,567,369,198
Due after ten years                            1,357,500,376       1,362,610,137
                                          ------------------  ------------------
                                   TOTAL      $7,428,471,207      $7,623,316,202
                                          ------------------  ------------------

At December 31, 2013 and 2012, securities with a statement value of $3,992,556 and $3,951,872, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 3.69% and 2.70% and 4.30% and 3.00% for loans during 2013 and 2012, respectively. During 2013 and 2012, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2013 and 2012, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75% and 78%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2013 and 2012, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2013 and 2012, there were impaired loans with a related allowance for credit losses of $397,161 and $565,263 with interest income recognized during the period the loans were impaired of $1,597,863 and $5,330,564, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2013 and 2012.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to see or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275. As of December 31, 2012, the aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, securities pledged of $298,660,822 and $110,458,232, respectively, were included in bonds and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $173,710,141 and $146,653,733, respectively, as of December 31, 2013 and 2012, included in other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a statement value of $132,335,000 and $483,734,283, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $64,815,986 and $161,738,539, respectively, which the Company has the ability to sell or repledge. As of December 31, 2013 and 2012, the statement value of repledged securities totaled $0, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2013 and 2012.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

                                                         LESS THAN 12 MONTHS
                                         AMORTIZED            FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                      COST             VALUE                LOSSES
----------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                 $387,807          $383,781             $(4,026)
  -- guaranteed & sponsored
  -- asset-backed                            673,603           663,593             (10,010)
States, municipalities & political
 subdivisions                                 57,344            50,967              (6,377)
International governments                    104,339            96,061              (8,278)
All other corporate including
 international                               603,716           573,068             (30,648)
All other corporate -- asset-backed           64,690            62,589              (2,101)
Hybrid securities                                 --                --                  --
                                        ------------      ------------          ----------
                TOTAL FIXED MATURITIES     1,891,499         1,830,059             (61,440)
Common stock -- unaffiliated                  25,017            23,400              (1,617)
Common stock -- affiliated                        --                --                  --
Preferred stock -- unaffiliated                   --                --                  --
                                        ------------      ------------          ----------
                          TOTAL STOCKS        25,017            23,400              (1,617)
                                        ------------      ------------          ----------
                      TOTAL SECURITIES   $ 1,916,516       $ 1,853,459           $ (63,057)
                                        ------------      ------------          ----------

                                                            12 MONTHS OR MORE
                                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)                         COST               VALUE               LOSSES
--------------------------------------  ----------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                     $3,433              $3,136               $(297)
  -- guaranteed & sponsored
  -- asset-backed                                  168                 158                 (10)
States, municipalities & political
 subdivisions                                    1,044                 756                (288)
International governments                          331                 311                 (20)
All other corporate including
 international                                  52,287              50,645              (1,642)
All other corporate -- asset-backed            420,363             403,580             (16,783)
Hybrid securities                                9,000               8,280                (720)
                                            ----------          ----------          ----------
                TOTAL FIXED MATURITIES         486,626             466,866             (19,760)
Common stock -- unaffiliated                    63,388              52,514             (10,874)
Common stock -- affiliated                      40,014              39,235                (779)
Preferred stock -- unaffiliated                  2,807               2,708                 (99)
                                            ----------          ----------          ----------
                          TOTAL STOCKS         106,209              94,457             (11,752)
                                            ----------          ----------          ----------
                      TOTAL SECURITIES       $ 592,835           $ 561,323           $ (31,512)
                                            ----------          ----------          ----------

                                                               TOTAL
                                         AMORTIZED          FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                     COST             VALUE               LOSSES
--------------------------------------  ----------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                $391,240         $386,917             $(4,323)
  -- guaranteed & sponsored
  -- asset-backed                           673,771          663,751             (10,020)
States, municipalities & political
 subdivisions                                58,388           51,723              (6,665)
International governments                   104,670           96,372              (8,298)
All other corporate including
 international                              656,003          623,713             (32,290)
All other corporate -- asset-backed         485,053          466,169             (18,884)
Hybrid securities                             9,000            8,280                (720)
                                        -----------      -----------          ----------
                TOTAL FIXED MATURITIES    2,378,125        2,296,925             (81,200)
Common stock -- unaffiliated                 88,405           75,914             (12,491)
Common stock -- affiliated                   40,014           39,235                (779)
Preferred stock -- unaffiliated               2,807            2,708                 (99)
                                        -----------      -----------          ----------
                          TOTAL STOCKS      131,226          117,857             (13,369)
                                        -----------      -----------          ----------
                      TOTAL SECURITIES  $ 2,509,351      $ 2,414,782           $ (94,569)
                                        -----------      -----------          ----------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2013, fixed maturities, comprised of approximately 590 securities, accounted for approximately 87% of the Company's total unrealized loss amount. The securities were primarily related to corporate securities, U.S. government and government agency securities, and foreign government and government agency securities, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 98% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2013 was primarily attributable to an increase in interest rates, partially offset by tighter credit spreads.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the continued market and economic uncertainties surrounding the performance of certain structures or vintages. The Company does not have an intention to sell the securities outlined above and has the intent to hold these securities until they recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2013.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                                    LESS THAN 12 MONTHS
                                     AMORTIZED              FAIR            UNREALIZED
(AMOUNTS IN THOUSANDS)                  COST               VALUE              LOSSES
------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $223,652            $212,369            $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                      249,828             249,091               (737)
States, municipalities &
 political subdivisions                  1,055               1,035                (20)
International governments                  528                 518                (10)
All other corporate including
 international                         287,700             285,851             (1,849)
All other corporate --
 asset-backed                           51,133              45,653             (5,480)
Hybrid securities                           --                  --                 --
                                      --------            --------            -------
         TOTAL FIXED MATURITIES        813,896             794,517            (19,379)
Common stock -- unaffiliated            60,000              56,280             (3,720)
Common stock -- affiliated                  --                  --                 --
Preferred stock -- unaffiliated             --                  --                 --
                                      --------            --------            -------
                   TOTAL STOCKS         60,000              56,280             (3,720)
                                      --------            --------            -------
               TOTAL SECURITIES       $873,896            $850,797            $(23,099)
                                      --------            --------            -------

                                             12 MONTHS OR MORE
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $ --            $ --            $ --
  -- guaranteed & sponsored
  -- asset-backed                       78              75              (3)
States, municipalities &
 political subdivisions                 --              --              --
International governments               --              --              --
All other corporate including
 international                      47,003          46,006            (997)
All other corporate --
 asset-backed                      499,760         456,023         (43,737)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock -- unaffiliated        11,397          10,153          (1,244)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS    950,793         744,895        (205,898)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $1,523,691      $1,270,469      $(253,222)
                                 ---------       ---------        --------

                                                   TOTAL
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored       $223,652        $212,369        $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                  249,906         249,166            (740)
States, municipalities &
 political subdivisions              1,055           1,035             (20)
International governments              528             518             (10)
All other corporate including
 international                     334,703         331,857          (2,846)
All other corporate --
 asset-backed                      550,893         501,676         (49,217)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES  1,386,794       1,320,091         (66,703)
Common stock -- unaffiliated        71,397          66,433          (4,964)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS  1,010,793         801,175        (209,618)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $2,397,587      $2,121,266      $(276,321)
                                 ---------       ---------        --------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to collateralized mortgage-backed securities ("CMBS"), collateralized debt obligation ("CDO"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2013, the Company recognized losses for OTTIs on loan-backed and structured securities of $4,671,769 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $23,482,324 and $18,810,555, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2013 for loan-backed securities held as of December 31, 2013 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                         2
                                      BOOK/ADJ
                                      CARRYING
                                       VALUE                     3
                                     AMORTIZED             PRESENT VALUE
                                    COST BEFORE                  OF
              1                    CURRENT PERIOD            PROJECTED
            CUSIP                       OTTI                 CASH FLOWS
-----------------------------------------------------------------------------
07383F           MR         6             $6,832                  $5,067
173067           AJ         8            136,182                 100,581
52108H           MN         1            178,850                 178,356
07383F           MR         6              4,767                   2,164
52108H           MN         1            171,360                 155,854
61746W           HJ         2             95,552                  92,694
07383F           MR         6              2,096                     543
36158Y           HD         4            293,921                 228,891
46625M           PS         2            189,628                  81,262
52108H           MN         1            150,288                 121,794
83611M           PH         5          2,290,546               2,183,158
46625M           MY         2            441,874                 294,579
46625M           PS         2             71,683                  60,949
52108H           MN         1            116,825                 104,638
55312Y           BD         3          1,079,116               1,051,483
61746W           HJ         2             74,906                  53,186
929766           CZ         4            112,306                  17,401
                                                                   TOTAL


                                                                             7
                                                                          DATE OF
                                       5                  6              FINANCIAL
                    4              AMORTIZED             FAIR            STATEMENT
                RECOGNIZED         COST AFTER          VALUE AT            WHERE
                   OTTI               OTTI           TIME OF OTTI         REPORTED
--------  --------------------------------------------------------------------------
07383F               $1,765             $5,067                $18          3/31/2013
173067               35,601            100,581            305,819          3/31/2013
52108H                  494            178,356              6,592          3/31/2013
07383F                2,603              2,164                  2          6/30/2013
52108H               15,506            155,854              2,723          6/30/2013
61746W                2,858             92,694             81,400          6/30/2013
07383F                1,553                543                  1          9/30/2013
36158Y               65,030            228,891            386,504          9/30/2013
46625M              108,366             81,262             46,366          9/30/2013
52108H               28,494            121,794              2,576          9/30/2013
83611M              107,388          2,183,158          1,911,903          9/30/2013
46625M              147,295            294,579            339,669         12/31/2013
46625M               10,734             60,949             39,698         12/31/2013
52108H               12,187            104,638             39,986         12/31/2013
55312Y               27,633          1,051,483          1,412,438         12/31/2013
61746W               21,720             53,186             67,225         12/31/2013
929766               94,905             17,401                228         12/31/2013
               ------------       ------------       ------------       ------------
                   $684,132
               ------------       ------------       ------------       ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2013. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2013
                                     QUOTED PRICES IN           SIGNIFICANT              SIGNIFICANT
                                    ACTIVE MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                     IDENTICAL ASSETS              INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                   (LEVEL 1)               (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
All other corporate --
 asset-backed                                  $ --                    $ --                      $62                     $62
Common stocks                                85,039                      --                      337                  85,376
                                        -----------              ----------              -----------          --------------
            TOTAL BONDS AND STOCKS           85,039                      --                      399                  85,438
Derivative assets
 Credit derivatives                              --                   6,738                    1,168                   7,906
 Interest rate derivatives                       --                  11,386                       --                  11,386
 GMWB hedging instruments                        --                 108,032                  187,795                 295,827
 U.S. macro hedge program                        --                      --                  177,969                 177,969
 International program hedging
  instruments                                    --                 240,781                       --                 240,781
                                        -----------              ----------              -----------          --------------
           TOTAL DERIVATIVE ASSETS               --                 366,937                  366,932                 733,869
Separate Account assets (1)              44,195,129                      --                       --              44,195,129
                                        -----------              ----------              -----------          --------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
                             VALUE      $44,280,168                $366,937                 $367,331             $45,014,436
                                        -----------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                            $ --                 $(3,011)                 $(1,168)                $(4,179)
 Foreign exchange derivatives                    --                  (3,576)                      --                  (3,576)
 Interest rate derivatives                       --                 (25,065)                      --                 (25,065)
 GMWB hedging instruments                        --                (125,985)                 (83,066)               (209,051)
 U.S. macro hedge program                        --                      --                  (38,647)                (38,647)
 International program hedging
  instruments                                    --                (215,286)                 (17,464)               (232,750)
                                        -----------              ----------              -----------          --------------
TOTAL LIABILITIES ACCOUNTED FOR AT
                        FAIR VALUE             $ --               $(372,923)               $(140,345)              $(513,268)
                                        -----------              ----------              -----------          --------------

(1) Excludes approximately $21.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
 All other corporate --
  asset-backed                                  $ --                     $12                   $2,418                  $2,430
 Common stocks                                98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
 Derivative assets
  Credit derivatives                              --                  (2,669)                   1,519                  (1,150)
  Equity derivatives                              --                      --                    1,800                   1,800
  Foreign exchange derivatives                    --                 (11,171)                      --                 (11,171)
  Interest rate derivatives                       --                  26,228                       --                  26,228
  GMWB hedging instruments                        --                  98,244                  341,565                 439,809
  U.S. macro hedge program                        --                      --                  333,449                 333,449
  International program hedging
   instruments                                    --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
 Separate Account assets (1)              45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
 Derivative liabilities
  Credit derivatives                            $ --                  $1,452                  $(1,519)                   $(67)
  Equity derivatives                              --                      --                      470                     470
  Interest rate derivatives                       --                 (37,960)                      --                 (37,960)
  GMWB hedging instruments                        --                     891                   67,951                  68,842
  U.S. macro hedge program                        --                      --                  (47,664)                (47,664)
  International program hedging
   instruments                                    --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as an analysis of significant changes to current models.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bid offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and Residential Mortgage-Backed Securities ("RMBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared transactions, or independent broker quotations. As of December 31, 2013 and 2012, 98% and 99%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for any existing deals with a market value greater than $10,000,000 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing matrices: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

         ABS, CDOs, CMBS and RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and for ABS and RMBS, estimated prepayment rates.

         Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

         Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

         Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily value based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

         Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

         Equity derivatives -- Significant unobservable inputs may include equity volatility.

         Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2013
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                         Spread
                                                         (encompasses
                                                         prepayment,
                                        Discounted       default risk and
CMBS                        $62         cash flows       loss severity)             150bps

                                         DECEMBER 31, 2013
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                       350bps           279bps        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                DECEMBER 31, 2013
                                                PREDOMINANT                SIGNIFICANT
                                                 VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                     INPUT
-----------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options              $53,998                 Option model       Equity volatility
 Customized swaps             50,731        Discounted cash flows       Equity volatility
U.S. Macro hedge
program
 Equity options              139,322                 Option model       Equity volatility

                                             DECEMBER 31, 2013
                                                                      IMPACT OF
                                                                  INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)         MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  -----------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                       21%                29%              Increase
 Customized swaps                     10%                10%              Increase
U.S. Macro hedge
program
 Equity options                       24%                36%              Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

                                                         DECEMBER 31, 2012
                                           PREDOMINANT             SIGNIFICANT
                                            VALUATION              UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE           METHOD                   INPUT                MINIMUM (1)
------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                               Spread (encompasses
                                                               prepayment, default
                                         Discounted cash       risk and loss
CMBS                        $1,918       flows                 severity)                       1,267bps
                                         Discounted cash
RMBS                           500       flows                 Spread                            568bps
                                                               Constant prepayment
                                                               rate                                  2%
                                                               Constant default
                                                               rate                                 10%
                                                               Loss severity                        95%

                                           DECEMBER 31, 2012
                                                                   IMPACT OF
                                              WEIGHTED         INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)   MAXIMUM (1)        AVERAGE (2)        ON FAIR VALUE (3)
----------------------  --------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                         1,267bps           1,267bps       Decrease

RMBS                           642bps             616bps       Decrease

                                   2%                 2%       Decrease

                                  24%                19%       Decrease
                                 100%                97%       Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                   DECEMBER 31, 2012
                                                 PREDOMINANT                SIGNIFICANT
                                                  VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                      INPUT
-----------------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options             $276,922       Option model                  Equity volatility
 Customized swaps            132,594       Discounted cash flows         Equity volatility
U.S. Macro hedge
 program Equity
 options                     285,785       Option model                  Equity volatility
International program
 hedging Equity
 options                    (60,425)       Option model                  Equity volatility

                                          DECEMBER 31, 2012
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)    MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  ------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                 10%                31%       Increase
 Customized swaps               10%                10%       Increase
U.S. Macro hedge
 program Equity
 options                        24%                43%       Increase
International program
 hedging Equity
 options                        26%                28%       Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, fair value option ("FVO") and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2013 and 2012, no significant adjustments were made by the Company to broker prices received.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

                                     FAIR VALUE         TRANSFERS        TRANSFERS
                                        AS OF              INTO           OUT OF
(AMOUNTS IN THOUSANDS)              JAN. 1, 2013       LEVEL 3 (2)      LEVEL 3 (2)
-------------------------------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                                  $2,418             $36            $(439)
Common stocks                                 4              --               --
                                      ---------            ----            -----
         TOTAL BONDS AND STOCKS          $2,422             $36            $(439)
                                      ---------            ----            -----
Derivatives
 Credit derivatives                        $ --            $ --             $ --
 Equity derivatives                       2,270              --               --
 GMWB hedging instruments               409,516              --               --
 U.S. macro hedge program               285,785              --               --
 International program hedging          (60,424)             --               --
                                      ---------            ----            -----
          TOTAL DERIVATIVES (3)        $637,147            $ --             $ --
                                      ---------            ----            -----

                                          TOTAL
                                   REALIZED/UNREALIZED
                                      GAINS (LOSSES)
                                       INCLUDED IN:
                                    NET                       PURCHASES/           SALES/
(AMOUNTS IN THOUSANDS)           INCOME (1)       SURPLUS      INCREASES          DECREASES
-------------------------------  --------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                            $(1,354)       $1,514           $ --            $(1,947)
Common stocks                         (573)          112            794                 --
                                 ---------        ------        -------            -------
         TOTAL BONDS AND STOCKS    $(1,927)       $1,626           $794            $(1,947)
                                 ---------        ------        -------            -------
Derivatives
 Credit derivatives                    $30          $ --           $ --               $ --
 Equity derivatives                    493            --             --                 --
 GMWB hedging instruments         (307,967)           --             --                 --
 U.S. macro hedge program         (192,164)           --         45,701                 --
 International program hedging      (8,139)           --             --                 --
                                 ---------        ------        -------            -------
          TOTAL DERIVATIVES (3)  $(507,747)         $ --        $45,701               $ --
                                 ---------        ------        -------            -------


                                                        FAIR VALUE
                                                           AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS        DEC. 31, 2013
-------------------------------  --------------------------------------
Assets
All other corporate -- asset-
 backed                                 $(166)                 $62
Common stocks                              --                  337
                                      -------            ---------
         TOTAL BONDS AND STOCKS         $(166)                $399
                                      -------            ---------
Derivatives
 Credit derivatives                      $(30)                $ --
 Equity derivatives                    (2,763)                  --
 GMWB hedging instruments               3,180              104,729
 U.S. macro hedge program                  --              139,322
 International program hedging         51,099              (17,464)
                                      -------            ---------
          TOTAL DERIVATIVES (3)       $51,486             $226,587
                                      -------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.


                                  FAIR VALUE           TRANSFERS         TRANSFERS
                                    AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)           JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
--------------------------------------------------------------------------------------
Assets
All other corporate                     $ --              $ --               $ --
All other corporate -- asset-
 backed                                2,468               355               (581)
Common stocks                              4                --                 --
                                 -----------             -----            -------
         TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                 -----------             -----            -------
Derivatives
 Credit derivatives                    $(512)             $ --               $(20)
 Equity derivatives                      569                --                 --
 Interest rate derivatives                 5                --                 --
 GMWB hedging instruments            686,072                --             21,718
 U.S. macro hedge program            356,561                --                 --
 International program hedging       (20,152)               --              7,755
                                 -----------             -----            -------
          TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                 -----------             -----            -------

                                              TOTAL
                                       REALIZED/UNREALIZED
                                          GAINS (LOSSES)
                                           INCLUDED IN:
                                    NET
(AMOUNTS IN THOUSANDS)           INCOME (1)           SURPLUS      PURCHASES       SALES
-------------------------------  ------------------------------------------------------------
Assets
All other corporate                   $ --              $ --            $ --        $ --
All other corporate -- asset-
 backed                                 95               256              --        (134)
Common stocks                           --                --              --          --
                                 ---------             -----       ---------       -----
         TOTAL BONDS AND STOCKS       $ 95              $256            $ --       $(134)
                                 ---------             -----       ---------       -----
Derivatives
 Credit derivatives                 $1,881              $ --            $ --        $ --
 Equity derivatives                    120                --           2,042          --
 Interest rate derivatives              (5)               --              --          --
 GMWB hedging instruments         (341,264)               --          55,490          --
 U.S. macro hedge program         (322,425)               --         251,649          --
 International program hedging     (89,472)               --         (33,801)         --
                                 ---------             -----       ---------       -----
          TOTAL DERIVATIVES (3)  $(751,165)             $ --        $275,380        $ --
                                 ---------             -----       ---------       -----


                                                         FAIR VALUE
                                                            AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS         DEC. 31, 2012
-------------------------------  ---------------------------------------
Assets
All other corporate                       $ --                 $ --
All other corporate -- asset-
 backed                                    (41)               2,418
Common stocks                               --                    4
                                      --------            ---------
         TOTAL BONDS AND STOCKS           $(41)              $2,422
                                      --------            ---------
Derivatives
 Credit derivatives                    $(1,349)                $ --
 Equity derivatives                       (461)               2,270
 Interest rate derivatives                  --                   --
 GMWB hedging instruments              (12,500)             409,516
 U.S. macro hedge program                   --              285,785
 International program hedging          75,246              (60,424)
                                      --------            ---------
          TOTAL DERIVATIVES (3)        $60,936             $637,147
                                      --------            ---------

A. All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

B. Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

C. Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES FOR ALL FINANCIAL INSTRUMENTS BY LEVELS 1, 2 AND 3

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2013
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                 $6,321,620                   $6,194,159                $388,731
 Bonds and short-term investments --
  affiliated                                    1,301,696                    1,234,312                      --
 Preferred stocks -- unaffiliated                   2,708                        2,807                      --
 Common stocks -- unaffiliated                     85,376                       85,376                  85,039
 Mortgage loans on real estate                    752,088                      748,645                      --
 Derivative related assets                        385,557                      733,869                      --
 Contract loans                                   119,039                      113,618                      --
 Surplus debentures                                13,249                       13,021                      --
 Low-income housing tax credits                     1,124                        1,124                      --
 Separate Account assets (1)                   44,195,129                   44,195,129              44,195,129
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $53,177,586                  $53,322,060             $44,668,899
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,359,150)                 $(1,359,150)                   $ --
 Derivative related liabilities                  (513,071)                    (513,268)                     --
 Separate Account liabilities                 (44,195,129)                 (44,195,129)            (44,195,129)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(46,067,350)                $(46,067,547)           $(44,195,129)
                                             ------------                 ------------            ------------

                                                         DECEMBER 31, 2013
                                                                            NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                  (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  ----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                $
  unaffiliated                          $5,554,152          $378,737               --
 Bonds and short-term investments --
  affiliated                                    --         1,301,696               --
 Preferred stocks -- unaffiliated            2,708                --               --
 Common stocks -- unaffiliated                  --               337               --
 Mortgage loans on real estate                  --           752,088               --
 Derivative related assets                  18,625           366,932               --
 Contract loans                                 --           119,039               --
 Surplus debentures                         13,249                --               --
 Low-income housing tax credits                 --             1,124               --
 Separate Account assets (1)                    --                --               --
                                        ----------       -----------              ---
                                                                                    $
                          TOTAL ASSETS  $5,588,734        $2,919,953               --
                                        ----------       -----------              ---
Liabilities
                                                                                    $
 Liability for deposit-type contracts         $ --       $(1,359,150)              --
 Derivative related liabilities           (372,726)         (140,345)              --
 Separate Account liabilities                   --                --               --
                                        ----------       -----------              ---
                                                                                    $
                     TOTAL LIABILITIES   $(372,726)      $(1,499,495)              --
                                        ----------       -----------              ---

(1) Excludes approximately $21.1 million, at December 31, 2013, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2012
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  -----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                 $
  unaffiliated                          $14,478,232          $381,834               --
 Bonds -- affiliated                             --         1,253,896               --
 Preferred stocks -- unaffiliated             7,629               222               --
 Common stocks -- unaffiliated                   --                 4               --
 Mortgage loans on real estate                   --           931,986               --
 Derivative related assets                  (86,916)          638,360               --
 Contract loans                                  --           443,179               --
 Surplus debentures                          18,221                --               --
 Separate Account assets (1)                     --                --               --
                                        -----------       -----------              ---
                                                                                     $
                          TOTAL ASSETS  $14,417,166        $3,649,481               --
                                        -----------       -----------              ---
Liabilities
                                                                                     $
 Liability for deposit-type contracts          $ --       $(1,543,283)              --
 Derivative related liabilities             (67,042)           (1,214)              --
 Separate Account liabilities                    --                --               --
                                        -----------       -----------              ---
                                                                                     $
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              --
                                        -----------       -----------              ---

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above determination of Fair Values section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2013 and 2012, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                     2013
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,816,821,763    $45,135,301    $1,861,957,064
 (b) Statutory valuation                     --             --                --
  allowance adjustments
 (c) Adjusted gross DTA           1,816,821,763     45,135,301     1,861,957,064
 (d) Deferred tax assets            893,221,093     22,661,104       915,882,197
  nonadmitted
 (e) Subtotal net admitted          923,600,670     22,474,197       946,074,867
  deferred tax assets
 (f) Deferred tax liabilities       684,435,670     15,464,197       699,899,867
                               ----------------  -------------  ----------------
 (g) Net admitted deferred         $239,165,000     $7,010,000      $246,175,000
  tax asset/(net deferred tax
  liability)
                               ----------------  -------------  ----------------

                                                       2013
                                ORDINARY              CAPITAL         TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101 :
 (a) Federal income taxes               $ --                $ --            $ --
  paid in prior years
  recoverable by C/B
 (b) Adjusted gross DTA          239,165,000           7,010,000     246,175,000
  expected to be realized
  (1) DTA's expected to be       239,165,000           7,010,000     246,175,000
   realized after the
   balance sheet date
  (2) DTA's allowed per                  XXX                 XXX     425,164,869
   limitation threshold
 (c) DTA's offset against        684,435,670          15,464,197     699,899,867
  (DTLs)
                            ----------------       -------------  --------------
 (d) DTA's admitted as a        $923,600,670         $22,474,197    $946,074,867
  result of application of
  SSAP No. 101
                            ----------------       -------------  --------------
3 (a) Ratio % used to                  3,349  %
 determine recovery period
 and threshold limitation
 (b) Adjusted capital and      2,834,432,460
  surplus used to
  determine 2(b)
  thresholds

                                                          2013
                                                  ORDINARY             CAPITAL
  4 IMPACT OF TAX PLANNING STRATEGIES:             PERCENT             PERCENT
-----------------------------------------------------------------------------------
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from       $1,816,821,763         $45,135,301
   Note 5A1c
  (2) % of net admitted adjusted gross                   0%                  0%
   DTAs by tax character attributable to
   the impact of tax planning strategies
  (3) Net admitted adj. gross DTAs             923,600,670          22,474,197
   amount from Note 5A1e
  (4) % of net admitted adjusted gross                  32%                  4%
   DTAs by tax character admitted
   because of the impact of planning
   strategies
 (b) Do the tax planning strategies                    Yes               No  X
  include the use of reinsurance?

                                                     2012
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation
  allowance adjustments                      --             --                --
 (c) Adjusted gross DTA           1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets
  nonadmitted                     1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted
  deferred tax assets               891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities       511,264,849     12,811,948       524,076,797
                               ----------------  -------------  ----------------
 (g) Net admitted DTA/(DTL)        $380,665,516    $14,058,100      $394,723,616
                               ----------------  -------------  ----------------

                                                     2012
                              ORDINARY              CAPITAL          TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101
 :
 (a) Federal income
  taxes paid in prior
  years recoverable by
  C/B                                 $ --                $ --              $ --
 (b) Adjusted gross DTA
  expected to be
  realized                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to
   be realized after the
   balance sheet date        1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per
   limitation threshold                XXX                 XXX       394,723,616
 (c) DTA's offset
  against (DTLs)               511,264,849          12,811,948       524,076,797
                          ----------------       -------------  ----------------
 (d) DTA's admitted as a
  result of application
  of SSAP No. 101             $891,930,365         $26,870,048      $918,800,413
                          ----------------       -------------  ----------------
3 (a) Ratio % used to
 determine recovery
 period and threshold
 limitation                          1,822%
 (b) Adjusted capital
  and surplus used to
  determine 2(b)
  thresholds                 2,631,490,773

                                                       2012
                                           ORDINARY              CAPITAL
                                           PERCENT               PERCENT
--------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross
  DTA and net admitted DTA, by tax
  character as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                             $1,991,996,696         $73,968,061
  (2) % of net admitted adjusted
   gross DTAs by tax character
   attributable to the impact of tax
   planning strategies                                0%                  0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                    891,930,365          26,870,048
  (4) % of net admitted adjusted
   gross DTAs by tax character
   admitted because of the impact of
   planning strategies                                0%                  0%
 (b) Do the tax planning strategies
  include the use of reinsurance?                   Yes               No  X

                                                                            CHANGE DURING 2013
                                                 ORDINARY                        CAPITAL                          TOTAL
1 (A) GROSS DTA                               $(175,174,933)                  $(28,832,760)                  $(204,007,693)
---------------------------------------------------------------------------------------------------------------------------------
 (b) Statutory valuation allowance                         --                             --                              --
  adjustments
 (c) Adjusted gross DTA                          (175,174,933)                   (28,832,760)                   (204,007,693)
 (d) Deferred tax assets nonadmitted             (206,845,238)                   (24,436,909)                   (231,282,147)
 (e) Subtotal net admitted deferred tax            31,670,305                     (4,395,851)                     27,274,454
  assets
 (f) Deferred tax liabilities                     173,170,821                      2,652,249                     175,823,070
                                              ---------------                 --------------                 ---------------
 (g) Net admitted DTA/(DTL)                     $(141,500,516)                   $(7,048,100)                  $(148,548,616)
                                              ---------------                 --------------                 ---------------

                                                                                      CHANGE DURING 2013
2 ADMISSION CALCULATION COMPONENTS SSAP NO. 101 :                     ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
 (a) Federal income taxes paid in prior years recoverable by C/B              $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be realized                       (141,500,516)         (7,048,100)         (148,548,616)
  (1) DTA's expected to be realized after the balance sheet date      (877,244,900)         (7,048,100)         (884,293,000)
  (2) DTA's allowed per limitation threshold                                   XXX                 XXX            30,441,253
 (c) DTA's offset against (DTLs)                                       173,170,821           2,652,249           175,823,070
                                                                   ---------------       -------------       ---------------
 (d) DTA's admitted as a result of application of SSAP No. 101         $31,670,305         $(4,395,851)          $27,274,454
                                                                   ---------------       -------------       ---------------
3 (a) Ratio % used to determine recovery period and threshold
 limitation                                                                  1,527%
 (b) Adjusted capital and surplus used to determine 2(b)
  thresholds                                                           202,941,687

                                                        CHANGE DURING 2013
                                                  ORDINARY                   CAPITAL
                                                   PERCENT                   PERCENT
---------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                                     $(175,174,933)             $(28,832,760)
  (2) % of net admitted adjusted gross
   DTAs by tax character attributable to
   the impact of tax planning strategies                     0%                        0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                            31,670,305                (4,395,851)
  (4) % of net admitted adjusted gross
   DTAs by tax character admitted
   because of the impact of planning
   strategies                                               32%                        4%

B.  (DTLs) are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2013                  2012           CHANGE
----------------------------------------------------------------------------------------------------
  (a) Federal                               $(220,692,418)        $323,810,575    $(544,502,993)
  (b) Foreign                                          --               44,651          (44,651)
  (c) Subtotal                               (220,692,418)         323,855,226     (544,547,644)
  (d) Federal income tax on net capital       (96,017,136)          26,183,099     (122,200,235)
   gains
  (e) Utilization of capital loss                      --                   --               --
   carry-forwards
  (f) Other                                            --                   --               --
                                          ---------------       --------------  ---------------
  (g) Federal and foreign income taxes      $(316,709,554)        $350,038,325    $(666,747,879)
   incurred
                                          ===============       ==============  ===============

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                               2013            2012           CHANGE
---------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                   $112,946,867    $805,988,168   $(693,041,301)
 Tax deferred acquisition costs               76,431,496     253,002,416    (176,570,920)
 Employee benefits                             5,030,426      11,447,285      (6,416,859)
 Bonds and other investments               1,194,813,620     666,125,537     528,688,083
 NOL/Min tax credit/Foreign tax credits      407,162,725     242,327,721     164,835,004
 Other                                        20,436,629      13,105,569       7,331,060
                                          --------------  --------------  --------------
  Subtotal: DTA Ordinary                   1,816,821,763   1,991,996,696    (175,174,933)
  Ordinary Statutory Valuation Allowance              --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross ordinary DTA        1,816,821,763   1,991,996,696    (175,174,933)
  Nonadmitted ordinary DTA                   893,221,093   1,100,066,331    (206,845,238)
                                          --------------  --------------  --------------
  Admitted ordinary DTA                      923,600,670     891,930,365      31,670,305
                                          --------------  --------------  --------------
DTA: CAPITAL
 Bonds and other investments                  45,135,301      73,968,061     (28,832,760)
                                          --------------  --------------  --------------
  Subtotal: DTA Capital                       45,135,301      73,968,061     (28,832,760)
  Capital Statutory Valuation Allowance               --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross capital DTA            45,135,301      73,968,061     (28,832,760)
  Nonadmitted capital DTA                     22,661,104      47,098,013     (24,436,909)
                                          --------------  --------------  --------------
  Admitted capital DTA                        22,474,197      26,870,048      (4,395,851)
                                          --------------  --------------  --------------
                      TOTAL ADMITTED DTA    $946,074,867    $918,800,413     $27,274,454
                                          ==============  ==============  ==============
DTL: ORDINARY
  Bonds and other investments               $564,175,000    $345,583,220    $218,591,780
  Deferred and uncollected                       132,244      25,872,755     (25,740,511)
  Reserves                                   109,955,305     131,595,482     (21,640,177)
  Other                                       10,173,121       8,213,392       1,959,729
                                          --------------  --------------  --------------
   Gross DTL Ordinary                        684,435,670     511,264,849     173,170,821
                                          --------------  --------------  --------------
DTL: CAPITAL
  Investment related                          15,464,197      12,811,948       2,652,249
  Other                                               --              --              --
                                          --------------  --------------  --------------
   Gross DTL Capital                          15,464,197      12,811,948       2,652,249
                                          --------------  --------------  --------------
                               TOTAL DTL    $699,899,867    $524,076,797    $175,823,070
                                          ==============  ==============  ==============
                  NET ADJUSTED DTA/(DTL)    $246,175,000    $394,723,616   $(148,548,616)
                                          ==============  ==============  ==============
Adjust for the change in deferred tax on
 unrealized gains/losses                                                       3,363,614
Adjust for the stock compensation
 transfer                                                                      1,212,314
Adjust for the change in nonadmitted
 deferred tax                                                               (231,282,147)
Other adjustments                                                                     --
                                                                          --------------
Adjusted change in net deferred income
 tax                                                                       $(375,254,835)
                                                                          ==============

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                            2013                                 2012
                                                             % OF PRE-TAX                        % OF PRE-TAX
                                                                INCOME                              INCOME
                                         TAX EFFECT          $417,530,035     TAX EFFECT        $1,061,415,077
---------------------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $146,135,512             35.00%      $371,495,277            35.00%
Tax preferred investments                (81,000,000)           -19.40%       (89,000,000)           -8.39%
Affiliated dividends                              --              0.00%       (12,600,000)           -1.19%
Valuation allowance                               --              0.00%                --             0.00%
All other                                 (6,590,231)            -1.58%         7,386,380             0.70%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====
Federal and foreign income taxes
 incurred                               $(316,709,554)          -75.85%      $350,038,325            32.98%
Change in net deferred income taxes      375,254,835             89.87%       (72,756,668)           -6.86%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====

                                            2011
                                                              % OF PRE-TAX
                                                                 INCOME
                                         TAX EFFECT          $(732,529,932)
--------------------------------------  ------------------------------------
Statutory tax -- 35%                    $(256,385,476)            35.00%
Tax preferred investments                 (91,500,000)            12.49%
Affiliated dividends                      (25,714,500)             3.51%
Valuation allowance                                --              0.00%
All other                                    (683,314)             0.09%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,283,290)            51.09%
                                        =============            ======
Federal and foreign income taxes
 incurred                                $125,325,732            -17.11%
Change in net deferred income taxes      (499,609,022)            68.20%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,263,290)            51.09%
                                        =============            ======

E. 1. At December 31, 2013, the Company had $596,729,614 of net operating loss carryforward which expires between 2026 and 2028 and $53,478,967 of foreign tax credit carryforward which expires between 2018 and 2023.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2013                             $ --
2012                             $ --
2011                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2013.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Hartford Life, Ltd.
Fencourt Reinsurance Company, Ltd.                     Hartford Life Insurance Company
Heritage Reinsurance Co., Ltd.                         Hartford Life and Annuity Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford International Life Reassurance Corp.
Hartford Investment Management Co.                     American Maturity Life Insurance Company
HRA Brokerage Services. Inc.                           Champlain Life Reinsurance Company
Ersatz Corporation                                     White River Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 Hartford Fund Management Group, Inc.
Business Management Group, Inc.                        Hartford Life International Holding Company

  2.   Federal Income Tax Allocation

     Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $10,718,558 and $926,044,168 respectively, as of December 31, 2013 and $23,783,887 and $538,948,935 respectively, as of December 31, 2012.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                  DIRECT            ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2013
Aggregate reserves for future benefits         $11,905,322,306    $1,076,972,436     $(9,094,015,409)         $3,888,279,333
Liability for deposit-type contracts                48,225,329     1,335,518,462         (24,594,176)          1,359,149,615
Policy and contract claim liabilities              117,147,937        17,567,410        (117,061,305)             17,654,042
Premium and annuity considerations               2,263,956,031       214,306,601      (5,460,857,455)         (2,982,594,824)
Death, annuity, disability and other               768,962,763       335,485,820        (780,296,543)            324,152,040
 benefits
Surrenders and other fund withdrawals           11,128,056,539       211,476,401     (11,495,364,832)           (155,831,892)

                                                         DIRECT            ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                     DIRECT             ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits            $10,948,992,648     $5,217,901,345     $(4,953,576,011)         $11,213,317,982
Policy and contract claim liabilities                  77,162,981          9,362,396         (38,432,611)              48,092,766
Premium and annuity considerations                  2,478,347,638        327,157,421      (1,404,362,300)           1,401,142,759
Death, annuity, disability and other benefits         541,731,135        421,610,418        (251,193,984)             712,147,569
Surrenders and other fund withdrawals               8,945,267,166        260,269,537      (8,873,703,048)             331,833,655

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2013, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $7.7 billion for Prudential offset by $5.4 billion of market value of assets held in trust, for a net exposure of $2.3 billion, and reserve credits totaling $682 million for Transamerica Life Insurance Company.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $127,493,929 in 2013, a decrease of $180,280,857 from the 2012 balance of $307,774,786. The total amount of reinsurance credits taken for this agreement was $196,144,507 in 2013, a decrease of $277,355,163 from the 2012 balance of $473,499,670.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment - related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of

Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $89,335,190, $172,316,300 and $179,915,572 for the
    years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $389,974, $826,283 and $859,383 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $2,326,219, $3,294,187 and $3,559,447 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,443,973, $2,817,698 and $3,044,045 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company had a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd ("HLIL"). The Company assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013 and 2012, the Company recorded a net (payable)/receivable of $0 and $(1,490,759), respectively, and collected premiums of $8,066,899, $9,541,634, and $10,370,089 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 13.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 13.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2013 and 2012, the Company recorded a receivable of $0 and $172,250,508 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $917,034,952 and $527,400,013, respectively, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $255,906,441 and $212,088,584, respectively; and paid premiums of $518,156,124, $719,723,726, and $885,985,397, for the years ended
December 31, 2013, 2012, and 2011, respectively. As a result of the sale of the U.S. individual annuity new business, the Company ceased ceding new business to WRR in 2012.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $(2,768,952,656), $200,281,441 and $209,973,214 for the years ended December 31,
2013, 2012 and 2011, respectively.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2013                                        2012
                                             GROSS               NET OF LOADING          GROSS               NET OF LOADING
--------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                             $ --                    $ --          $1,616,249               $1,988,768
Ordinary renewal                             3,551,571               3,702,032          17,869,947               21,931,463
Group life                                          --                      --              49,363                   32,976
                                          ------------            ------------       -------------            -------------
                                   TOTAL    $3,551,571              $3,702,032         $19,535,559              $23,953,207
                                          ------------            ------------       -------------            -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2013 and 2012, the Company reported $0 and $13,512,043, respectively, as receivables from and $33,588,068 and $35,894,640, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Effective December 31, 2010, The Hartford entered into an Intercompany Liquidity Agreement (the "Agreement") with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates. It is not intended to be used for the daily management of liquidity, but instead as a contingency resource should an immediate liquidity need arise at a particular entity. On May 29, 2013, Hartford Life and Annuity Insurance Company issued a note in the principal amount of $225 million to Hartford Life and Accident Insurance Company, under the intercompany liquidity agreement. The note bears interest at 1.00% and matures on May 29, 2014, but was redeemed February 28, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses related to the Pension Plans of $5,659,399, $22,147,339 and $18,704,662, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2013, 2012 and 2011, the Company incurred (income)/expense related to the other postretirement benefit plans of $(29,777), $664,015 and $1,383,478, respectively.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the year ended December 31, 2013 was $4,611,879.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary, by the Company. In 2012, employees who had earnings of less than $110,000 in the preceding year also received a contribution of 1.5% of base salary and employees who had earnings of $110,000 or more in the preceding year received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012 and 2011 were $4,731,580 and $4,883,327, respectively.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2013, 2012, and 2011, the Company was allocated expenses under these plans of $36,458, $591,375, and $664,382, respectively. In addition, additional expenses for the Company under this plan were $36,296, $125,785 and $32,433 for the years ended December 31, 2013, 2012 and 2011, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2013, 2012, and 2011, a return of capital of $1.05 billion, and dividends of $0 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $997,664,886 in 2014.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                               2013             2012
--------------------------------------------------------------------------
Unrealized capital losses, net of tax       $721,211,084      $934,084,695
Nonadmitted asset values                     928,120,355     1,168,207,992
Asset valuation reserve                       43,221,943       162,571,194
Provision for reinsurance                             --                --

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $44,216,206,885 and $45,851,885,131 as of December 31, 2013 and 2012, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2013 and 2012, the Company's Separate Account statement included legally insulated assets of $44,216,206,885 and $45,851,885,131, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $899,999,354, $971,069,837 and $1,095,419,763 for the years ended December 31, 2013, 2012 and
2011, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2013 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2013:                         $ --             $ --              $ --             $914,828,458       $914,828,458
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           43,783,307,624     43,783,307,624
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           43,783,307,624     43,783,307,624
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value
  adjustment and with surrender charge
  of 5% or more                                 --               --                --                       --                 --
 At fair value                                  --               --                --           43,559,275,298     43,559,275,298
 At book value without fair value
  adjustment and with surrender charge
  of less than 5%                               --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           43,559,275,298     43,559,275,298
 Not subject to discretionary
  withdrawal                                    --               --                --              224,032,326        224,032,326
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $43,783,307,624    $43,783,307,624
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $914,828,458            $905,791,935            $866,204,030
Transfer from Separate Accounts                               10,913,496,680           8,502,888,504           8,302,354,037
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (9,998,668,222)         (7,597,096,569)         (7,436,150,007)
Internal exchanges and other Separate Account activity            81,476,262              (4,353,290)            (10,460,311)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                  $(9,917,191,960)        $(7,601,449,859)        $(7,446,610,318)
                                                           -----------------       -----------------       -----------------

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2013, 2012 and 2011. The Company has a guaranty fund receivable of $3,515,901 and $3,635,667 as of December 31, 2013 and 2012, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $608,095, $7,635,952 and $8,039,174 in 2013, 2012 and 2011, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $80,401,818, $83,835,300 and $119,417,997 related to the Separate Account DRD for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts included (charges)/benefits related to prior years' tax returns of $(598,182), $(5,164,700) and $938,384 in 2013, 2012
and 2011, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2013 and 2012, the Company had outstanding commitments totaling $1,657,000 and $2,189,520, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

13. SALES OF AFFILIATES AND DISCONTINUED OPERATIONS

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc., a wholly-owned subsidiary, to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The disposition resulted in a gain of $26 million before tax.

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL's sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

The amounts related to Discontinued Operations and the effect on the Company's Balance Sheet and Summary of Operations is as follows:

BALANCE SHEET AS OF DECEMBER 31, 2013
(AMOUNTS IN MILLIONS)
--------------------------------------------------------------------------------
Assets
a. Line 5      Cash                                                    $285
                                                               ------------
b. Line 28      Total assets                                           (400)
                                                               ------------
Liabilities, Surplus and Other Funds
c. Line 28      Total liabilities                                        --
                                                               ------------
d. Line 37      Surplus                                                (225)
                                                               ------------
e. Line 39      Total liabilities and surplus                          (225)
                                                               ------------
Summary of Operations
f. Line 1       Premiums                                                 --
                                                               ------------
g. Line 19      Increase in aggregate reserves for accident &            --
 health
 (current year less prior year)
                                                               ------------
h. Line 32      Federal and foreign income taxes incurred                --
                                                               ------------
i. Line 34      Net realized capital gains (losses)                    (434)
                                                               ------------
j. Line 35      Net income                                            $(472)
                                                               ------------

14. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2013, through June 23, 2014, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company ("HLA"). HLAI and HLIC paid these returns of capital on February 27, 2014. In turn, HLIC received a return of capital of $642,349,730 from HLAI and HLA received a return of capital of $800,000,000 from HLIC on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business and the separation of that business from the Talcott Resolution operating segment, on January 30, 2014, The Hartford received permission from the Connecticut Insurance Department to distribute the shares of stock of HLIC from HLA to Hartford Life, Inc., as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate WRR effective April 1, 2014. As a result the Company received a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassumed $281 million in aggregate reserves for annuity contracts; WRR will return the funds withheld totaling $281 million to the Company; and the Company paid a recapture fee of $0 to WRR. In addition, the Company received a capital contribution of $1,022 million from its parent HLIC in support of the business recaptured.

On April 28, 2014, HLIC's parent, HLI, entered into a Stock Purchase Agreement (the "Agreement") to sell all of the issued and outstanding equity of HLIKK, a Japan affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company.

Under the terms of the Agreement, on closing HLIKK will recapture certain risks reinsured to HLIC and HLAI by terminating certain affiliated reinsurance agreements. Upon closing, Buyer will be responsible for all liabilities for the recaptured business. HLAI will, however, continue to be obligated for approximately $1.3 billion of fixed payout annuities related to the 3Win product formerly written by HLIKK. The Company estimates that the March 31, 2014 pro forma effect of the transaction is a reduction in surplus of approximately $190 million, including an after-tax loss on the expected reinsurance termination of approximately $230 million, which will be recorded in the Company's 2014 financial results

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Amended and Restated Bylaws of Hartford.(8)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Fund Participation Agreement.(7)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consents of Deloitte and Touche LLP
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101951, filed on April 7, 2003.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-39620, filed on September 6, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                    Vice President
Ellen T. Below                      Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Michael R. Chesman (1)              Senior Vice President, Director of Taxes
Robert A. Cornell                   Actuary, Vice President
Richard G. Costello                 Assistant General Counsel and Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Csaba Gabor                         Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Lisa S. Levin (1)                   Corporate Secretary
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa M. Proch                       Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement File No. 333-148564, filed on August 1, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of May 30, 2014, there were 226,748 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                         Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)            AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Christopher J. Dagnault (2)          President, Chief Executive Officer
Aidan Kidney                         Senior Vice President
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Cathleen Shine                       Secretary
Jane Wolak                           Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on August 1, 2014.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Registrant)

By:    Beth Bombara                         *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara,                               Lisa Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    Beth Bombara
       -----------------------------------
       Beth Bombara,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*         *By:   /s/ Lisa Proch
                                                                ----------------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,             Lisa Proch
 Director* Attorney-in-Fact                                     Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief        Date:  August 1, 2014
 Accounting Officer, Chief Financial Officer

333-105267

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consents of Deloitte and Touche LLP
     (99)  Copy of Power of Attorney.